Schedule of Investments(a)
Invesco Dynamic Market ETF (PWC)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-11.21%
Activision Blizzard, Inc.	63,470	$5,244,526
ATN International, Inc.	21,352	1,230,516
Charter Communications, Inc., Class A(b)	8,337	4,835,460
Cogent Communications Holdings, Inc.	16,402	1,477,984
Sciplay Corp., Class A(b)	95,721	1,399,441
		14,187,927
Consumer Discretionary-12.64%
Chegg, Inc.(b)	6,682	541,042
eBay, Inc.	53,441	2,954,219
Etsy, Inc.(b)	5,193	614,747
Fiverr International Ltd. (Israel)(b)	6,652	621,496
Hilton Worldwide Holdings, Inc.	29,323	2,200,691
Lowe’s Cos., Inc.	18,446	2,746,794
Murphy USA, Inc.(b)	3,545	469,393
O’Reilly Automotive, Inc.(b)	5,720	2,730,614
PetMed Express, Inc.(c)	11,351	354,151
Purple Innovation, Inc.(b)	28,631	697,738
Rent-A-Center, Inc.	15,763	455,866
Stamps.com, Inc.(b)	2,047	532,793
Sturm Ruger & Co., Inc.	6,647	540,866
Wingstop, Inc.	3,393	530,156
		15,990,566
Consumer Staples-7.16%
Hain Celestial Group, Inc. (The)(b)	13,779	468,211
Ingles Markets, Inc., Class A	9,969	401,252
Kraft Heinz Co. (The)	97,251	3,343,489
Kroger Co. (The)	13,132	456,862
Rite Aid Corp.(b)(c)	32,687	495,535
SpartanNash Co.	20,359	428,048
Walmart, Inc.	23,899	3,092,531
Weis Markets, Inc.	7,537	375,493
		9,061,421
Energy-3.02%
Baker Hughes Co., Class A	16,964	262,772
ChampionX Corp.(b)	31,205	296,759
Marathon Petroleum Corp.	36,883	1,408,931
Ovintiv, Inc.(c)	33,743	326,970
Renewable Energy Group, Inc.(b)(c)	9,917	273,511
Schlumberger Ltd.	69,054	1,252,640
		3,821,583
Financials-11.20%
American Equity Investment Life Holding Co.	14,834	377,525
American National Group, Inc.	4,275	314,854
Ameriprise Financial, Inc.	10,687	1,641,844
Cannae Holdings, Inc.(b)	9,069	341,720
E*TRADE Financial Corp.	33,620	1,706,887
Green Dot Corp., Class A(b)	9,156	464,118
MetLife, Inc.	42,104	1,593,636
Mr. Cooper Group, Inc.(b)	28,999	473,554
MSCI, Inc.	4,757	1,788,537
Palomar Holdings, Inc.(b)	4,383	400,343
PJT Partners, Inc., Class A	5,979	320,056
Principal Financial Group, Inc.	37,623	1,596,344
Reinsurance Group of America, Inc.	3,527	300,677
StoneX Group, Inc.(b)	6,338	332,618
TD Ameritrade Holding Corp.	40,748	1,462,446
Unum Group	20,583	354,645
	Shares	Value
Financials-(continued)
Virtu Financial, Inc., Class A	14,155	$351,044
Waddell & Reed Financial, Inc., Class A	24,509	357,586
		14,178,434
Health Care-13.72%
Addus HomeCare Corp.(b)	4,830	465,660
Amedisys, Inc.(b)	2,450	573,692
Biogen, Inc.(b)	10,021	2,752,668
China Biologic Products Holdings, Inc. (China)(b)	4,249	451,881
DaVita, Inc.(b)	37,891	3,311,294
Dicerna Pharmaceuticals, Inc.(b)	22,365	480,848
Eli Lilly and Co.	19,986	3,003,696
Envista Holdings Corp.(b)	22,344	488,663
ICON PLC (Ireland)(b)	2,825	523,925
Medpace Holdings, Inc.(b)	4,965	592,573
Prestige Consumer Healthcare, Inc.(b)	10,834	402,916
REVOLUTION Medicines, Inc.(b)	15,473	373,209
Tenet Healthcare Corp.(b)	20,202	534,141
United Therapeutics Corp.(b)	4,068	453,460
Vertex Pharmaceuticals, Inc.(b)	10,854	2,952,288
		17,360,914
Industrials-9.05%
ADT, Inc.(c)	55,957	481,790
AECOM(b)	10,083	364,904
Arcosa, Inc.	10,189	430,179
Astec Industries, Inc.	9,089	404,370
Atlas Air Worldwide Holdings, Inc.(b)	10,026	522,154
FTI Consulting, Inc.(b)	3,194	381,491
Generac Holdings, Inc.(b)	3,305	520,802
Lockheed Martin Corp.	6,110	2,315,507
Masco Corp.	51,984	2,971,405
Old Dominion Freight Line, Inc.	14,680	2,683,798
Werner Enterprises, Inc.	8,549	376,028
		11,452,428
Information Technology-26.57%
Apple, Inc.	13,269	5,639,856
AudioCodes Ltd. (Israel)	23,765	857,679
Axcelis Technologies, Inc.(b)	32,056	943,087
Citrix Systems, Inc.	29,913	4,270,380
FormFactor, Inc.(b)	33,196	957,373
Fortinet, Inc.(b)	31,360	4,337,088
Inphi Corp.(b)	6,706	876,206
Jack Henry & Associates, Inc.	4,614	822,676
Lumentum Holdings, Inc.(b)	11,352	1,053,806
MACOM Technology Solutions Holdings, Inc.(b)	26,703	1,128,469
Microsoft Corp.	23,283	4,773,248
NortonLifeLock, Inc.	39,188	840,583
NVIDIA Corp.	12,441	5,282,324
Synaptics, Inc.(b)	13,167	1,053,623
Tyler Technologies, Inc.(b)	2,216	791,666
		33,628,064
Materials-2.84%
Arconic Corp.(b)	22,633	368,691
Newmont Corp.	37,163	2,571,680
Warrior Met Coal, Inc.	21,461	341,659
Westlake Chemical Partners L.P.	16,159	308,960
		3,590,990
Utilities-2.60%
Duke Energy Corp.	28,274	2,395,939
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Market ETF (PWC)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
NRG Energy, Inc.	14,228	$481,048
PG&E Corp.(b)	44,388	415,028
		3,292,015
Total Common Stocks & Other Equity Interests (Cost $117,240,542)		126,564,342
Money Market Funds-0.12%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $145,294)	145,294	145,294
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $117,385,836)		126,709,636
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.20%
Invesco Private Government Fund, 0.06%(d)(e)(f)	1,140,613	$1,140,613
Invesco Private Prime Fund, 0.15%(d)(e)(f)	380,128	380,204
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,520,817)		1,520,817
TOTAL INVESTMENTS IN SECURITIES-101.33% (Cost $118,906,653)		128,230,453
OTHER ASSETS LESS LIABILITIES-(1.33)%		(1,684,746)
NET ASSETS-100.00%		$126,545,707

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$135,343	$1,086,858	$(1,076,907)	$-	$-	$145,294	$29
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	608,433	7,902,133	(7,369,953)	-	-	1,140,613	125
Invesco Private Prime Fund	-	1,846,160	(1,465,994)	-	38	380,204	76
Total	$743,776	$10,835,151	$(9,912,854)	$-	$38	$1,666,111	$230

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco FTSE RAFI US 1000 ETF (PRF)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-9.05%
Activision Blizzard, Inc.	55,991	$4,626,536
Alphabet, Inc., Class A(b)	17,868	26,586,691
Alphabet, Inc., Class C(b)	17,891	26,531,637
Altice USA, Inc., Class A(b)	83,505	2,253,800
AMC Entertainment Holdings, Inc., Class A(c)	77,358	312,526
AMC Networks, Inc., Class A(b)	19,475	449,873
AT&T, Inc.	2,352,085	69,574,674
CenturyLink, Inc.	843,293	8,137,777
Charter Communications, Inc., Class A(b)	17,954	10,413,320
Cinemark Holdings, Inc.	34,188	404,444
Comcast Corp., Class A	812,234	34,763,615
Discovery, Inc., Class A(b)(c)	29,620	624,982
Discovery, Inc., Class C(b)	63,513	1,203,571
DISH Network Corp., Class A(b)	63,329	2,033,494
Electronic Arts, Inc.(b)	20,612	2,919,071
Facebook, Inc., Class A(b)	113,974	28,911,785
Fox Corp., Class A	69,161	1,782,279
Fox Corp., Class B	31,886	821,702
GCI Liberty, Inc., Class A(b)	10,649	834,775
IAC/InterActiveCorp.(b)	3,757	497,502
Interpublic Group of Cos., Inc. (The)	90,899	1,640,727
John Wiley & Sons, Inc., Class A	13,723	464,249
Liberty Broadband Corp., Class A(b)	1,657	223,712
Liberty Broadband Corp., Class C(b)	7,024	964,184
Liberty Global PLC, Class A (United Kingdom)(b)	92,373	2,161,990
Liberty Global PLC, Class C (United Kingdom)(b)	219,773	5,002,033
Liberty Latin America Ltd., Class A (Chile)(b)	16,987	174,626
Liberty Latin America Ltd., Class C (Chile)(b)	41,907	428,709
Liberty Media Corp.-Liberty Formula One, Class A(b)	3,052	100,991
Liberty Media Corp.-Liberty Formula One, Class C(b)	23,894	846,803
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	19,339	672,804
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	36,120	1,263,839
Lions Gate Entertainment Corp., Class A(b)(c)	19,531	149,607
Lions Gate Entertainment Corp., Class B(b)	43,996	312,812
Live Nation Entertainment, Inc.(b)	13,501	631,982
Meredith Corp.	18,808	270,083
Netflix, Inc.(b)	6,413	3,135,187
News Corp., Class A	107,880	1,372,234
News Corp., Class B	33,852	431,952
Nexstar Media Group, Inc., Class A	6,063	531,422
Omnicom Group, Inc.	54,044	2,903,784
Sinclair Broadcast Group, Inc., Class A(c)	24,148	497,449
Spotify Technology S.A.(b)	3,755	968,114
Take-Two Interactive Software, Inc.(b)	5,853	960,009
TEGNA, Inc.	49,253	580,200
Telephone & Data Systems, Inc.	65,102	1,264,281
T-Mobile US, Inc.(b)	73,582	7,901,255
Twitter, Inc.(b)	38,829	1,413,376
Verizon Communications, Inc.	1,111,600	63,894,768
ViacomCBS, Inc., Class B	122,611	3,196,469
Walt Disney Co. (The)	183,542	21,463,402
Yandex N.V., Class A (Russia)(b)	17,737	1,020,587
		350,527,694
Consumer Discretionary-9.89%
Aaron’s, Inc.	15,266	796,580
	Shares	Value
Consumer Discretionary-(continued)
Abercrombie & Fitch Co., Class A	47,393	$456,395
Adient PLC(b)	81,169	1,350,652
Advance Auto Parts, Inc.	12,238	1,837,413
Amazon.com, Inc.(b)	13,987	44,264,379
American Axle & Manufacturing Holdings, Inc.(b)	166,557	1,175,892
American Eagle Outfitters, Inc.(c)	62,602	626,020
Aptiv PLC	37,726	2,933,196
Aramark	59,838	1,263,779
Asbury Automotive Group, Inc.(b)	10,479	1,049,472
Autoliv, Inc. (Sweden)	23,790	1,547,064
AutoNation, Inc.(b)	44,312	2,274,978
AutoZone, Inc.(b)	2,584	3,119,973
Bed Bath & Beyond, Inc.(c)	172,180	1,862,988
Best Buy Co., Inc.	62,633	6,237,620
Big Lots, Inc.	32,512	1,279,022
Bloomin’ Brands, Inc.	27,209	313,448
Booking Holdings, Inc.(b)	3,077	5,114,374
BorgWarner, Inc.	71,822	2,628,685
Brinker International, Inc.	16,692	448,848
Brunswick Corp.	15,530	1,040,199
Burlington Stores, Inc.(b)	4,555	856,340
Capri Holdings Ltd.(b)	59,802	895,834
CarMax, Inc.(b)	32,988	3,198,846
Carnival Corp.	145,442	2,018,735
Carter’s, Inc.	7,934	624,564
Chipotle Mexican Grill, Inc.(b)	1,135	1,311,107
Cooper Tire & Rubber Co.	24,346	756,187
Cooper-Standard Holdings, Inc.(b)	29,960	320,872
Core-Mark Holding Co., Inc.	29,525	783,003
Cracker Barrel Old Country Store, Inc.	5,655	624,708
D.R. Horton, Inc.	47,224	3,124,340
Dana, Inc.	73,540	840,562
Darden Restaurants, Inc.	18,550	1,407,945
Deckers Outdoor Corp.(b)	2,873	601,175
Delphi Technologies PLC(b)	58,025	869,795
Designer Brands, Inc., Class A	38,347	226,631
Dick’s Sporting Goods, Inc.	25,233	1,151,129
Dollar General Corp.	27,106	5,160,982
Dollar Tree, Inc.(b)	42,841	3,999,207
Domino’s Pizza, Inc.	1,850	715,228
Dunkin’ Brands Group, Inc.	7,877	541,386
eBay, Inc.	94,963	5,249,555
Expedia Group, Inc.	19,722	1,597,679
Extended Stay America, Inc.	77,364	882,723
Foot Locker, Inc.	48,490	1,425,121
Ford Motor Co.	4,078,413	26,958,310
GameStop Corp., Class A(b)(c)	411,602	1,650,524
Gap, Inc. (The)	135,691	1,814,189
Garmin Ltd.	17,252	1,700,875
Garrett Motion, Inc. (Switzerland)	83,193	489,175
General Motors Co.(b)	827,683	20,601,030
Gentex Corp.	31,710	855,853
Genuine Parts Co.	34,874	3,143,891
G-III Apparel Group Ltd.(b)	22,328	220,824
Goodyear Tire & Rubber Co. (The)	308,755	2,781,883
Graham Holdings Co., Class B	1,248	497,166
Group 1 Automotive, Inc.	11,953	1,004,291
H&R Block, Inc.	57,777	837,766
Hanesbrands, Inc.	108,391	1,531,565
Harley-Davidson, Inc.	59,515	1,549,175
Hasbro, Inc.	18,206	1,324,669
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Hilton Worldwide Holdings, Inc.	14,957	$1,122,523
Home Depot, Inc. (The)	107,296	28,486,015
International Game Technology PLC	58,739	579,167
KB Home	15,520	522,093
Kohl’s Corp.	104,213	1,984,215
Kontoor Brands, Inc.	16,749	320,911
L Brands, Inc.	163,255	3,985,055
Las Vegas Sands Corp.	68,812	3,002,956
Laureate Education, Inc., Class A(b)	30,065	381,224
Lear Corp.	29,421	3,247,490
Leggett & Platt, Inc.	29,169	1,169,385
Lennar Corp., Class A	45,660	3,303,501
Lithia Motors, Inc., Class A	8,877	2,034,165
LKQ Corp.(b)	74,148	2,090,232
Lowe’s Cos., Inc.	103,869	15,467,133
lululemon athletica, inc.(b)	3,232	1,052,307
Macy’s, Inc.(c)	373,343	2,262,459
Marriott International, Inc., Class A	23,077	1,934,430
Marriott Vacations Worldwide Corp.	6,464	547,242
Mattel, Inc.(b)	142,375	1,581,786
McDonald’s Corp.	74,365	14,447,632
Meritage Homes Corp.(b)	10,048	996,561
MGM Resorts International	99,128	1,594,969
Michaels Cos., Inc. (The)(b)(c)	130,832	939,374
Mohawk Industries, Inc.(b)	20,267	1,618,320
Murphy USA, Inc.(b)	16,209	2,146,234
Newell Brands, Inc.	107,113	1,756,653
NIKE, Inc., Class B	77,647	7,579,124
Nordstrom, Inc.(c)	60,365	826,397
Norwegian Cruise Line Holdings Ltd.(b)(c)	55,632	758,820
NVR, Inc.(b)	344	1,351,972
ODP Corp. (The)	58,701	1,295,531
O’Reilly Automotive, Inc.(b)	5,840	2,787,899
Penn National Gaming, Inc.(b)	25,491	862,870
Penske Automotive Group, Inc.	21,597	967,978
Polaris, Inc.	13,809	1,431,027
PulteGroup, Inc.	41,616	1,814,458
PVH Corp.	23,991	1,167,402
Qurate Retail, Inc., Class A(b)	342,136	3,732,704
Ralph Lauren Corp.	11,081	790,075
Ross Stores, Inc.	25,695	2,304,071
Royal Caribbean Cruises Ltd.	35,688	1,738,362
Sally Beauty Holdings, Inc.(b)	67,710	786,113
Service Corp. International	21,255	921,617
ServiceMaster Global Holdings, Inc.(b)	20,198	825,896
Signet Jewelers Ltd.	41,043	440,802
Six Flags Entertainment Corp.	28,524	496,032
Skechers U.S.A., Inc., Class A(b)	24,800	726,144
Sonic Automotive, Inc., Class A	20,688	788,627
Starbucks Corp.	92,820	7,103,515
Tapestry, Inc.	89,910	1,201,198
Target Corp.	127,041	15,991,921
Taylor Morrison Home Corp., Class A(b)	35,763	838,642
Tenneco, Inc., Class A(b)	88,827	658,208
Tesla, Inc.(b)	1,932	2,764,228
Thor Industries, Inc.	13,539	1,543,311
Tiffany & Co.	13,579	1,702,263
TJX Cos., Inc. (The)	124,375	6,466,256
Toll Brothers, Inc.	26,450	1,010,390
Tractor Supply Co.	15,458	2,206,475
TRI Pointe Group, Inc.(b)	44,677	746,999
Tupperware Brands Corp.(c)	132,165	2,039,306
	Shares	Value
Consumer Discretionary-(continued)
Ulta Beauty, Inc.(b)	4,805	$927,317
Under Armour, Inc., Class A(b)	30,547	321,354
Under Armour, Inc., Class C(b)	30,661	290,973
Urban Outfitters, Inc.(b)(c)	24,641	407,562
Vail Resorts, Inc.	3,560	683,627
VF Corp.	37,230	2,247,203
Visteon Corp.(b)	19,699	1,430,344
Whirlpool Corp.	25,450	4,151,404
Williams-Sonoma, Inc.	18,302	1,594,470
Wyndham Destinations, Inc.	16,925	450,205
Wynn Resorts Ltd.	16,832	1,219,142
Yum China Holdings, Inc. (China)	34,230	1,753,945
Yum! Brands, Inc.	29,965	2,728,313
		383,212,341
Consumer Staples-9.22%
Altria Group, Inc.	470,681	19,368,523
Archer-Daniels-Midland Co.	261,145	11,184,840
B&G Foods, Inc.(c)	46,872	1,355,070
BJ’s Wholesale Club Holdings, Inc.(b)	68,416	2,740,061
Brown-Forman Corp., Class B	22,251	1,542,884
Bunge Ltd.	83,029	3,606,780
Campbell Soup Co.	30,429	1,508,366
Casey’s General Stores, Inc.	6,702	1,066,891
Church & Dwight Co., Inc.	20,058	1,932,187
Clorox Co. (The)	13,729	3,247,046
Coca-Cola Co. (The)	416,222	19,662,327
Coca-Cola European Partners PLC (United Kingdom)	44,366	1,826,548
Colgate-Palmolive Co.	93,665	7,230,938
Conagra Brands, Inc.	102,929	3,854,691
Constellation Brands, Inc., Class A	16,817	2,996,789
Costco Wholesale Corp.	62,833	20,454,026
Coty, Inc., Class A	81,828	303,582
Darling Ingredients, Inc.(b)	37,644	1,051,397
Edgewell Personal Care Co.(b)	17,244	515,423
Estee Lauder Cos., Inc. (The), Class A	11,620	2,295,415
Flowers Foods, Inc.	42,481	966,443
General Mills, Inc.	125,716	7,954,051
Hain Celestial Group, Inc. (The)(b)	20,570	698,969
Hershey Co. (The)	15,375	2,235,679
Hormel Foods Corp.	34,130	1,735,852
Ingredion, Inc.	17,440	1,508,560
JM Smucker Co. (The)	27,590	3,016,967
Kellogg Co.	48,581	3,351,603
Keurig Dr Pepper, Inc.	32,682	999,742
Kimberly-Clark Corp.	48,964	7,444,487
Kraft Heinz Co. (The)	298,662	10,268,000
Kroger Co. (The)	488,803	17,005,456
Lamb Weston Holdings, Inc.	7,901	474,692
McCormick & Co., Inc.	10,255	1,998,700
Molson Coors Beverage Co., Class B	60,481	2,269,247
Mondelez International, Inc., Class A	190,174	10,552,755
Monster Beverage Corp.(b)	17,227	1,351,975
Nomad Foods Ltd. (United Kingdom)(b)	37,575	866,480
Nu Skin Enterprises, Inc., Class A	23,781	1,066,578
PepsiCo, Inc.	176,972	24,361,966
Performance Food Group Co.(b)	37,324	1,045,818
Philip Morris International, Inc.	305,651	23,477,053
Post Holdings, Inc.(b)	11,818	1,048,729
Procter & Gamble Co. (The)	315,997	41,433,527
Rite Aid Corp.(b)(c)	211,940	3,213,010
Sanderson Farms, Inc.	4,721	526,368

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Spectrum Brands Holdings, Inc.	16,089	$871,380
Sprouts Farmers Market, Inc.(b)	44,022	1,161,300
Sysco Corp.	97,211	5,137,601
TreeHouse Foods, Inc.(b)	23,754	1,040,900
Tyson Foods, Inc., Class A	77,220	4,745,169
United Natural Foods, Inc.(b)	119,296	2,368,026
Universal Corp.	11,572	487,876
US Foods Holding Corp.(b)	96,061	1,950,038
Vector Group Ltd.	41,841	369,038
Walgreens Boots Alliance, Inc.	347,127	14,131,540
Walmart, Inc.	357,765	46,294,791
		357,174,150
Energy-6.81%
Antero Resources Corp.(b)(c)	1,234,442	3,653,948
Apache Corp.	91,431	1,403,466
Baker Hughes Co., Class A	366,486	5,676,868
Cabot Oil & Gas Corp.	55,231	1,032,820
Cheniere Energy, Inc.(b)	15,303	757,192
Chevron Corp.	616,270	51,729,704
Cimarex Energy Co.	20,131	492,404
CNX Resources Corp.(b)	132,248	1,276,193
Concho Resources, Inc.	55,113	2,895,637
ConocoPhillips	298,421	11,157,961
Continental Resources, Inc.(c)	24,973	431,783
Cosan Ltd., Class A (Brazil)	38,707	781,881
Delek US Holdings, Inc.	43,045	752,427
Devon Energy Corp.	146,413	1,535,872
Diamondback Energy, Inc.	27,079	1,079,369
EOG Resources, Inc.	91,873	4,304,250
EQT Corp.	290,505	4,218,133
Exxon Mobil Corp.	1,720,567	72,401,459
Gulfport Energy Corp.(b)	595,275	601,228
Halliburton Co.	292,195	4,187,154
Helmerich & Payne, Inc.	45,686	814,581
Hess Corp.	44,685	2,198,949
HollyFrontier Corp.	80,185	2,205,087
Kinder Morgan, Inc.	512,861	7,231,340
Marathon Oil Corp.	409,542	2,248,386
Marathon Petroleum Corp.	279,149	10,663,492
Murphy Oil Corp.	86,877	1,147,645
Nabors Industries Ltd.(c)	11,529	488,945
National Oilwell Varco, Inc.	184,255	2,120,775
Noble Energy, Inc.	167,072	1,669,049
Oasis Petroleum, Inc.(b)	622,925	398,672
Occidental Petroleum Corp.	295,255	4,647,314
Occidental Petroleum Corp., Wts., expiring August 3, 2027(b)	37,498	209,989
Oceaneering International, Inc.(b)	66,340	372,831
ONEOK, Inc.	59,951	1,673,232
Parsley Energy, Inc., Class A	56,668	622,215
Patterson-UTI Energy, Inc.	146,109	566,172
PBF Energy, Inc., Class A	105,920	919,386
PDC Energy, Inc.(b)	33,279	474,559
Peabody Energy Corp.	122,061	380,830
Phillips 66	201,682	12,508,318
Pioneer Natural Resources Co.	20,465	1,983,468
QEP Resources, Inc.	247,891	364,400
Range Resources Corp.	259,179	1,674,296
Schlumberger Ltd.	556,805	10,100,443
SM Energy Co.	115,590	340,991
Southwestern Energy Co.(b)	479,027	1,164,036
Targa Resources Corp.	80,505	1,471,631
	Shares	Value
Energy-(continued)
Transocean Ltd.(b)(c)	692,800	$1,413,312
Valaris PLC (Saudi Arabia)(b)(c)	464,538	182,145
Valero Energy Corp.	219,109	12,320,499
Whiting Petroleum Corp.(b)(c)	398,606	310,913
Williams Cos., Inc. (The)	357,878	6,846,206
World Fuel Services Corp.	40,598	955,271
WPX Energy, Inc.(b)	120,131	717,182
		263,776,309
Financials-15.87%
Affiliated Managers Group, Inc.	13,088	900,324
Aflac, Inc.	174,996	6,224,608
AGNC Investment Corp.	109,484	1,488,982
Alleghany Corp.	2,320	1,211,782
Allstate Corp. (The)	74,475	7,029,695
Ally Financial, Inc.	183,590	3,690,159
American Equity Investment Life Holding Co.	31,071	790,757
American Express Co.	95,667	8,927,644
American Financial Group, Inc.	17,751	1,078,728
American International Group, Inc.	414,903	13,334,982
Ameriprise Financial, Inc.	25,763	3,957,970
Annaly Capital Management, Inc.	315,133	2,335,136
Aon PLC, Class A	15,077	3,094,102
Arch Capital Group Ltd.(b)	53,243	1,637,222
Arthur J. Gallagher & Co.	20,061	2,156,357
Associated Banc-Corp.	46,654	599,037
Assurant, Inc.	14,101	1,515,434
Assured Guaranty Ltd.	33,014	720,696
Athene Holding Ltd., Class A(b)	46,083	1,486,177
AXIS Capital Holdings Ltd.	22,595	906,511
Bank of America Corp.	1,657,388	41,235,813
Bank of Hawaii Corp.	6,527	369,624
Bank of New York Mellon Corp. (The)	226,307	8,113,106
Bank OZK	31,036	746,416
BankUnited, Inc.	27,802	559,932
Berkshire Hathaway, Inc., Class B(b)	376,320	73,675,930
BlackRock, Inc.	16,832	9,678,568
Blackstone Group, Inc. (The), Class A	61,681	3,286,364
Blackstone Mortgage Trust, Inc., Class A	21,889	526,868
BOK Financial Corp.	7,038	392,017
Brighthouse Financial, Inc.(b)	70,568	1,999,897
Brown & Brown, Inc.	17,233	783,585
Capital One Financial Corp.	172,813	11,025,469
Cathay General Bancorp	15,513	375,104
Cboe Global Markets, Inc.	7,214	632,668
Charles Schwab Corp. (The)	113,876	3,774,989
Chimera Investment Corp.	63,470	570,595
Chubb Ltd.	82,949	10,554,431
Cincinnati Financial Corp.	23,270	1,813,431
CIT Group, Inc.	38,816	736,340
Citigroup, Inc.	681,596	34,086,616
Citizens Financial Group, Inc.	142,707	3,540,561
CME Group, Inc., Class A	33,438	5,556,727
CNO Financial Group, Inc.	66,766	1,008,167
Columbia Banking System, Inc.	14,909	431,317
Comerica, Inc.	37,691	1,451,857
Commerce Bancshares, Inc.	12,322	705,558
Credicorp Ltd. (Peru)	10,419	1,324,984
Cullen/Frost Bankers, Inc.	10,667	768,664
Discover Financial Services	85,274	4,215,094
E*TRADE Financial Corp.	27,465	1,394,398
East West Bancorp, Inc.	29,956	1,038,275
Eaton Vance Corp.	16,852	609,031

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
Equitable Holdings, Inc.	131,815	$2,696,935
Essent Group Ltd.	11,874	425,445
Everest Re Group Ltd.	8,173	1,788,171
F.N.B. Corp.	97,833	724,943
FactSet Research Systems, Inc.	1,842	637,885
Federated Hermes, Inc., Class B	18,458	486,553
Fidelity National Financial, Inc.	46,604	1,508,105
Fifth Third Bancorp	180,609	3,586,895
First American Financial Corp.	23,708	1,209,345
First Citizens BancShares, Inc., Class A	1,059	450,996
First Hawaiian, Inc.(c)	25,763	447,761
First Horizon National Corp.	121,232	1,123,821
First Republic Bank	16,145	1,815,990
Franklin Resources, Inc.	121,571	2,559,070
Fulton Financial Corp.	40,362	391,511
Genworth Financial, Inc., Class A(b)	314,300	641,172
Globe Life, Inc.	16,994	1,352,722
Goldman Sachs Group, Inc. (The)	89,888	17,794,228
Hancock Whitney Corp.	21,947	418,310
Hanover Insurance Group, Inc. (The)	8,537	869,750
Hartford Financial Services Group, Inc. (The)	100,961	4,272,670
Home BancShares, Inc.	28,733	469,210
Huntington Bancshares, Inc.	238,707	2,212,814
Intercontinental Exchange, Inc.	47,167	4,564,822
Invesco Ltd.(d)	169,346	1,700,234
Invesco Mortgage Capital, Inc.(c)(d)	36,833	113,077
Investors Bancorp, Inc.	58,327	473,615
Janus Henderson Group PLC (United Kingdom)	48,492	1,012,998
Jefferies Financial Group, Inc.	96,502	1,563,332
JPMorgan Chase & Co.	593,347	57,341,054
Kemper Corp.	10,591	831,605
KeyCorp	217,673	2,614,253
Legg Mason, Inc.	21,640	1,081,784
Lincoln National Corp.	80,241	2,990,582
Loews Corp.	79,541	2,896,088
LPL Financial Holdings, Inc.	11,753	928,722
M&T Bank Corp.	27,137	2,875,165
Markel Corp.(b)	1,892	1,976,270
Marsh & McLennan Cos., Inc.	47,502	5,538,733
MetLife, Inc.	319,494	12,092,848
MFA Financial, Inc.	114,742	301,771
MGIC Investment Corp.	78,188	646,615
Moody’s Corp.	6,303	1,773,034
Morgan Stanley	300,905	14,708,236
MSCI, Inc.	2,142	805,349
Nasdaq, Inc.	11,371	1,493,126
Navient Corp.	150,721	1,199,739
New Residential Investment Corp.	132,262	1,048,838
New York Community Bancorp, Inc.	181,907	1,915,481
Northern Trust Corp.	33,465	2,621,983
Old National Bancorp	36,501	510,649
Old Republic International Corp.	86,359	1,387,789
OneMain Holdings, Inc.	20,762	595,869
PacWest Bancorp	42,080	769,012
People’s United Financial, Inc.	106,139	1,145,240
Pinnacle Financial Partners, Inc.	11,498	455,551
PNC Financial Services Group, Inc. (The)	89,731	9,571,606
Popular, Inc.	24,041	892,162
Primerica, Inc.	5,390	644,967
Principal Financial Group, Inc.	93,042	3,947,772
ProAssurance Corp.	27,082	398,105
	Shares	Value
Financials-(continued)
Progressive Corp. (The)	74,897	$6,766,195
Prosperity Bancshares, Inc.	12,783	710,223
Prudential Financial, Inc.	202,760	12,848,901
Radian Group, Inc.	34,917	520,962
Raymond James Financial, Inc.	19,993	1,389,114
Regions Financial Corp.	273,770	2,973,142
Reinsurance Group of America, Inc.	19,340	1,648,735
RenaissanceRe Holdings Ltd. (Bermuda)	5,149	928,777
S&P Global, Inc.	9,714	3,402,329
Santander Consumer USA Holdings, Inc.(c)	36,755	674,822
SEI Investments Co.	9,918	519,009
Selective Insurance Group, Inc.	9,911	538,564
Signature Bank	6,777	694,846
SLM Corp.	82,818	560,678
Starwood Property Trust, Inc.	66,838	999,228
State Street Corp.	85,950	5,482,751
Sterling Bancorp	41,147	462,904
Stifel Financial Corp.	11,786	571,385
SVB Financial Group(b)	6,723	1,507,767
Synchrony Financial	235,288	5,206,923
Synovus Financial Corp.	25,022	504,193
T. Rowe Price Group, Inc.	29,320	4,049,092
TCF Financial Corp.	15,331	421,449
TD Ameritrade Holding Corp.	34,228	1,228,443
Texas Capital Bancshares, Inc.(b)	12,710	422,226
Travelers Cos., Inc. (The)	88,280	10,100,998
Truist Financial Corp.	163,140	6,111,224
Two Harbors Investment Corp.	66,230	359,629
U.S. Bancorp	295,575	10,888,983
UMB Financial Corp.	8,468	421,706
Umpqua Holdings Corp.	68,160	739,536
United Bankshares, Inc.	25,211	663,554
Unum Group	112,144	1,932,241
Valley National Bancorp	79,349	592,737
Voya Financial, Inc.	41,157	2,033,156
W.R. Berkley Corp.	23,221	1,433,897
Waddell & Reed Financial, Inc., Class A	47,160	688,064
Washington Federal, Inc.	16,625	388,028
Webster Financial Corp.	19,324	526,965
Wells Fargo & Co.	1,323,128	32,099,085
Western Alliance Bancorporation	12,797	460,052
Willis Towers Watson PLC	14,334	3,010,283
Wintrust Financial Corp.	12,023	514,584
Zions Bancorporation N.A.	38,514	1,250,550
		614,629,007
Health Care-13.11%
Abbott Laboratories	147,821	14,876,705
AbbVie, Inc.	235,714	22,371,616
Acadia Healthcare Co., Inc.(b)	24,425	728,109
Agilent Technologies, Inc.	21,625	2,083,136
Alexion Pharmaceuticals, Inc.(b)	23,033	2,360,652
Align Technology, Inc.(b)	2,296	674,611
AmerisourceBergen Corp.	108,297	10,850,276
Amgen, Inc.	76,783	18,786,497
Anthem, Inc.	56,553	15,484,211
Baxter International, Inc.	39,668	3,426,522
Becton, Dickinson and Co.	23,727	6,675,354
Biogen, Inc.(b)	21,641	5,944,566
BioMarin Pharmaceutical, Inc.(b)	6,210	744,020
Bio-Rad Laboratories, Inc., Class A(b)	1,832	961,598
Boston Scientific Corp.(b)	78,333	3,021,304
Bristol-Myers Squibb Co.	190,022	11,146,691

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
Brookdale Senior Living, Inc.(b)	105,654	$292,662
Cardinal Health, Inc.	217,996	11,906,942
Catalent, Inc.(b)	11,939	1,042,752
Centene Corp.(b)	114,665	7,481,891
Cerner Corp.	29,885	2,075,513
Charles River Laboratories International, Inc.(b)	3,813	758,749
Cigna Corp.	50,952	8,798,901
Community Health Systems, Inc.(b)	176,418	878,562
Cooper Cos., Inc. (The)	2,405	680,447
Covetrus, Inc.(b)	56,628	1,254,876
CVS Health Corp.	467,276	29,410,351
Danaher Corp.	41,013	8,358,449
DaVita, Inc.(b)	31,839	2,782,410
DENTSPLY SIRONA, Inc.	19,025	848,515
Edwards Lifesciences Corp.(b)	19,456	1,525,545
Elanco Animal Health, Inc.(b)	41,766	986,931
Eli Lilly and Co.	71,409	10,732,059
Encompass Health Corp.	13,236	901,107
Gilead Sciences, Inc.	239,236	16,634,079
HCA Healthcare, Inc.	45,187	5,722,482
Henry Schein, Inc.(b)	29,319	2,015,095
Hill-Rom Holdings, Inc.	6,702	651,568
Hologic, Inc.(b)	26,433	1,844,495
Humana, Inc.	23,015	9,032,237
ICON PLC (Ireland)(b)	4,067	754,266
Illumina, Inc.(b)	4,997	1,909,654
Intuitive Surgical, Inc.(b)	3,473	2,380,533
IQVIA Holdings, Inc.(b)	15,608	2,472,151
Jazz Pharmaceuticals PLC(b)	7,705	834,066
Johnson & Johnson	337,214	49,152,313
Laboratory Corp. of America Holdings(b)	17,165	3,311,472
Magellan Health, Inc.(b)	12,099	897,383
Mallinckrodt PLC(b)(c)	226,367	504,798
McKesson Corp.	124,699	18,724,802
MEDNAX, Inc.(b)	64,015	1,279,020
Medtronic PLC	165,082	15,927,111
Merck & Co., Inc.	329,803	26,463,393
Mettler-Toledo International, Inc.(b)	1,091	1,020,085
Molina Healthcare, Inc.(b)	17,264	3,188,661
Mylan N.V.(b)	236,672	3,812,786
Owens & Minor, Inc.	145,997	2,347,632
Patterson Cos., Inc.	38,550	1,023,888
PerkinElmer, Inc.	8,682	1,032,377
Perrigo Co. PLC	23,015	1,220,255
Pfizer, Inc.	1,189,264	45,762,879
PRA Health Sciences, Inc.(b)	5,663	603,449
Quest Diagnostics, Inc.	23,301	2,960,858
Regeneron Pharmaceuticals, Inc.(b)	5,486	3,467,536
ResMed, Inc.	6,578	1,332,111
Select Medical Holdings Corp.(b)	21,171	403,096
STERIS PLC	6,135	979,330
Stryker Corp.	22,066	4,265,358
Teleflex, Inc.	2,405	897,305
Tenet Healthcare Corp.(b)	100,983	2,669,991
Thermo Fisher Scientific, Inc.	24,892	10,304,043
United Therapeutics Corp.(b)	9,718	1,083,265
UnitedHealth Group, Inc.	127,738	38,676,512
Universal Health Services, Inc., Class B	15,098	1,659,270
Varian Medical Systems, Inc.(b)	6,354	906,843
Vertex Pharmaceuticals, Inc.(b)	3,730	1,014,560
Waters Corp.(b)	4,650	991,147
	Shares	Value
Health Care-(continued)
Zimmer Biomet Holdings, Inc.	20,228	$2,727,948
Zoetis, Inc.	14,687	2,227,724
		507,942,357
Industrials-9.61%
3M Co.	99,827	15,020,969
A.O. Smith Corp.	17,995	866,279
ABM Industries, Inc.	21,766	781,399
Acuity Brands, Inc.	6,814	675,267
AECOM(b)	58,749	2,126,126
AerCap Holdings N.V. (Ireland)(b)	51,869	1,396,832
AGCO Corp.	18,939	1,242,967
Air Lease Corp.	24,673	646,926
Allegion PLC	5,207	517,888
Allison Transmission Holdings, Inc.	18,916	706,702
AMERCO	1,893	601,463
American Airlines Group, Inc.(c)	73,546	817,832
AMETEK, Inc.	17,308	1,613,971
Applied Industrial Technologies, Inc.	8,228	519,351
ASGN, Inc.(b)	10,649	729,031
Avis Budget Group, Inc.(b)(c)	54,454	1,410,359
Beacon Roofing Supply, Inc.(b)	28,238	879,896
Boeing Co. (The)	64,994	10,269,052
Builders FirstSource, Inc.(b)	32,565	771,465
C.H. Robinson Worldwide, Inc.	34,600	3,242,712
Carlisle Cos., Inc.	7,061	840,824
Carrier Global Corp.	132,146	3,599,657
Caterpillar, Inc.	106,614	14,166,868
Cintas Corp.	5,180	1,563,687
Clean Harbors, Inc.(b)	9,020	537,592
Colfax Corp.(b)	25,121	730,519
Copart, Inc.(b)	6,743	628,785
CoreLogic, Inc.	12,085	823,714
CoStar Group, Inc.(b)	1,003	852,309
Covanta Holding Corp.	41,797	411,282
Crane Co.	8,730	493,856
CSX Corp.	84,810	6,050,345
Cummins, Inc.	34,456	6,658,967
Curtiss-Wright Corp.	4,609	410,754
Deere & Co.	53,243	9,387,273
Delta Air Lines, Inc.	48,735	1,216,913
Deluxe Corp.	16,771	473,445
Donaldson Co., Inc.	15,141	731,916
Dover Corp.	17,073	1,757,324
Dycom Industries, Inc.(b)	13,418	574,693
Eaton Corp. PLC	79,874	7,438,666
EMCOR Group, Inc.	12,732	872,142
Emerson Electric Co.	109,537	6,792,389
EnerSys	8,435	567,338
Equifax, Inc.	9,761	1,586,748
Expeditors International of Washington, Inc.	21,641	1,828,881
Fastenal Co.	54,771	2,576,428
FedEx Corp.	71,001	11,956,568
Flowserve Corp.	24,830	692,012
Fluor Corp.	203,369	2,072,330
Fortive Corp.	25,627	1,798,759
Fortune Brands Home & Security, Inc.	18,573	1,420,834
FTI Consulting, Inc.(b)	4,629	552,888
GATX Corp.	10,840	661,132
General Dynamics Corp.	43,074	6,320,679
General Electric Co.	2,914,290	17,689,740
Graco, Inc.	10,649	566,953
Greenbrier Cos., Inc. (The)	22,372	575,632

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
HD Supply Holdings, Inc.(b)	31,585	$1,108,633
Hertz Global Holdings, Inc.(b)	128,401	186,181
Hexcel Corp.	8,606	321,004
Honeywell International, Inc.	80,860	12,078,058
Howmet Aerospace, Inc.	80,605	1,191,342
Hub Group, Inc., Class A(b)	11,520	609,408
Hubbell, Inc.	8,610	1,162,092
Huntington Ingalls Industries, Inc.	6,578	1,142,664
IDEX Corp.	5,808	957,275
IHS Markit Ltd.	24,129	1,947,934
Illinois Tool Works, Inc.	31,527	5,832,180
ITT, Inc.	11,487	663,145
J.B. Hunt Transport Services, Inc.	12,405	1,605,207
Jacobs Engineering Group, Inc.	18,939	1,616,444
JetBlue Airways Corp.(b)	30,334	313,654
Johnson Controls International PLC	186,450	7,174,596
Kansas City Southern	10,412	1,789,302
Kennametal, Inc.	19,329	521,110
Kirby Corp.(b)	14,945	691,057
Knight-Swift Transportation Holdings, Inc.	24,343	1,058,677
L3Harris Technologies, Inc.	9,706	1,633,811
Landstar System, Inc.	5,840	711,195
Lennox International, Inc.	2,773	743,552
Lincoln Electric Holdings, Inc.	8,632	780,246
Lockheed Martin Corp.	27,733	10,509,975
Macquarie Infrastructure Corp.	31,686	949,313
ManpowerGroup, Inc.	31,968	2,199,079
Masco Corp.	34,466	1,970,077
MasTec, Inc.(b)	15,262	607,122
Meritor, Inc.(b)	25,955	590,476
Middleby Corp. (The)(b)	7,337	609,411
MRC Global, Inc.(b)	68,484	407,480
MSC Industrial Direct Co., Inc., Class A	11,506	759,511
Mueller Industries, Inc.	17,899	500,456
Navistar International Corp.(b)	19,368	620,357
Nielsen Holdings PLC	129,084	1,862,682
Nordson Corp.	4,466	864,752
Norfolk Southern Corp.	34,180	6,569,738
Northrop Grumman Corp.	17,854	5,802,729
nVent Electric PLC	27,694	502,923
Old Dominion Freight Line, Inc.	5,710	1,043,902
Oshkosh Corp.	16,409	1,291,716
Otis Worldwide Corp.	66,073	4,145,420
Owens Corning	27,828	1,682,759
PACCAR, Inc.	84,888	7,222,271
Parker-Hannifin Corp.	17,651	3,158,117
Pentair PLC	24,389	1,045,069
Pitney Bowes, Inc.	279,280	932,795
Quanta Services, Inc.	37,068	1,481,608
Raytheon Technologies Corp.	221,796	12,571,397
Regal Beloit Corp.	10,158	934,231
Republic Services, Inc.	28,214	2,461,671
Resideo Technologies, Inc.(b)	98,207	1,304,189
Rexnord Corp.	16,581	480,352
Robert Half International, Inc.	20,453	1,040,444
Rockwell Automation, Inc.	11,857	2,586,486
Roper Technologies, Inc.	6,075	2,627,134
Rush Enterprises, Inc., Class A	12,492	594,369
Ryder System, Inc.	51,227	1,876,445
Sensata Technologies Holding PLC(b)	27,589	1,047,830
Snap-on, Inc.	9,649	1,407,500
Southwest Airlines Co.	27,047	835,482
	Shares	Value
Industrials-(continued)
Spirit AeroSystems Holdings, Inc., Class A	19,698	$385,490
Stanley Black & Decker, Inc.	24,626	3,775,658
Stericycle, Inc.(b)	16,180	977,838
Teledyne Technologies, Inc.(b)	2,405	737,613
Terex Corp.	29,200	550,420
Textron, Inc.	57,679	2,015,304
Timken Co. (The)	14,984	684,169
Toro Co. (The)	8,222	586,640
Trane Technologies PLC	28,132	3,147,127
TransDigm Group, Inc.	4,785	2,065,110
TransUnion	7,151	640,515
Trinity Industries, Inc.(c)	42,040	821,041
Triton International Ltd. (Bermuda)	17,393	547,358
Tutor Perini Corp.(b)	52,615	619,279
Uber Technologies, Inc.(b)	23,539	712,290
UFP Industries, Inc.	9,966	580,221
Union Pacific Corp.	84,551	14,656,916
United Airlines Holdings, Inc.(b)	32,902	1,032,465
United Parcel Service, Inc., Class B	148,512	21,201,573
United Rentals, Inc.(b)	22,961	3,567,451
Univar Solutions, Inc.(b)	69,079	1,220,626
Valmont Industries, Inc.	4,833	585,760
Verisk Analytics, Inc.	7,057	1,331,726
W.W. Grainger, Inc.	7,175	2,450,478
Wabtec Corp.	12,810	796,654
Waste Management, Inc.	46,992	5,150,323
Watsco, Inc.	5,275	1,245,269
WESCO International, Inc.(b)	35,348	1,373,977
XPO Logistics, Inc.(b)	26,262	1,970,175
Xylem, Inc.	15,549	1,134,766
		372,217,596
Information Technology-15.30%
Accenture PLC, Class A	53,124	11,941,213
Adobe, Inc.(b)	9,646	4,285,911
Advanced Micro Devices, Inc.(b)	15,666	1,213,018
Akamai Technologies, Inc.(b)	12,865	1,446,541
Alliance Data Systems Corp.	15,849	703,062
Amdocs Ltd.	19,262	1,196,170
Amphenol Corp., Class A	23,071	2,439,989
Analog Devices, Inc.	33,250	3,818,763
ANSYS, Inc.(b)	3,053	948,262
Apple, Inc.	344,049	146,234,587
Applied Materials, Inc.	78,997	5,081,877
Arrow Electronics, Inc.(b)	56,592	4,053,119
Automatic Data Processing, Inc.	30,598	4,066,780
Avaya Holdings Corp.(b)	60,114	761,043
Avnet, Inc.	87,743	2,344,493
Benchmark Electronics, Inc.	20,643	420,291
Black Knight, Inc.(b)	9,287	695,782
Booz Allen Hamilton Holding Corp.	16,142	1,319,770
Broadcom, Inc.	32,633	10,336,503
Broadridge Financial Solutions, Inc.	9,522	1,279,186
CACI International, Inc., Class A(b)	3,754	780,156
Cadence Design Systems, Inc.(b)	9,553	1,043,665
CDK Global, Inc.	11,798	536,337
CDW Corp.	15,989	1,858,721
Check Point Software Technologies Ltd. (Israel)(b)	9,194	1,152,468
Ciena Corp.(b)	18,285	1,088,140
Cisco Systems, Inc.	665,658	31,352,492
Citrix Systems, Inc.	5,721	816,730

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Cognizant Technology Solutions Corp., Class A	62,778	$4,288,993
CommScope Holding Co., Inc.(b)	109,305	1,014,350
Conduent, Inc.(b)	178,635	341,193
Corning, Inc.	182,977	5,672,287
Cree, Inc.(b)	12,850	885,622
Dell Technologies, Inc., Class C(b)	47,996	2,871,601
DXC Technology Co.	163,578	2,929,682
EchoStar Corp., Class A(b)	15,088	411,902
Euronet Worldwide, Inc.(b)	4,339	417,151
F5 Networks, Inc.(b)	6,486	881,447
Fidelity National Information Services, Inc.	26,639	3,897,552
First Solar, Inc.(b)	21,306	1,268,772
Fiserv, Inc.(b)	16,273	1,623,883
FleetCor Technologies, Inc.(b)	4,540	1,173,908
Flex Ltd.(b)	324,152	3,724,507
FLIR Systems, Inc.	12,770	531,998
Gartner, Inc.(b)	4,487	559,260
Genpact Ltd.	14,958	595,628
Global Payments, Inc.	5,735	1,020,945
Hewlett Packard Enterprise Co.	609,851	6,019,229
HP, Inc.	343,972	6,047,028
Insight Enterprises, Inc.(b)	16,555	825,101
Intel Corp.	651,275	31,085,356
International Business Machines Corp.	220,376	27,093,025
Intuit, Inc.	7,901	2,420,629
Jabil, Inc.	69,716	2,430,300
Jack Henry & Associates, Inc.	4,573	815,366
Juniper Networks, Inc.	76,048	1,930,098
KBR, Inc.	26,743	594,764
Keysight Technologies, Inc.(b)	11,077	1,106,482
KLA Corp.	21,623	4,320,924
Lam Research Corp.	9,435	3,558,505
Leidos Holdings, Inc.	20,637	1,963,817
Marvell Technology Group Ltd.	65,517	2,389,405
Mastercard, Inc., Class A	18,565	5,727,859
Maxim Integrated Products, Inc.	29,293	1,994,560
Microchip Technology, Inc.	22,328	2,271,427
Micron Technology, Inc.(b)	238,733	11,949,780
Microsoft Corp.	379,313	77,762,958
MKS Instruments, Inc.	5,696	725,898
Motorola Solutions, Inc.	10,248	1,432,670
National Instruments Corp.	14,903	529,057
NCR Corp.(b)	43,669	804,820
NetApp, Inc.	36,830	1,631,569
NortonLifeLock, Inc.	165,692	3,554,093
Nuance Communications, Inc.(b)	24,055	657,904
NVIDIA Corp.	12,790	5,430,506
NXP Semiconductors N.V. (Netherlands)	28,496	3,349,135
ON Semiconductor Corp.(b)	79,927	1,646,496
Oracle Corp.	256,123	14,202,020
Paychex, Inc.	31,557	2,269,579
PayPal Holdings, Inc.(b)	45,675	8,955,497
Perspecta, Inc.	28,475	609,365
Plexus Corp.(b)	7,732	574,410
Qorvo, Inc.(b)	15,047	1,928,273
QUALCOMM, Inc.	164,008	17,320,885
Sabre Corp.	55,991	423,292
salesforce.com, inc.(b)	20,727	4,038,656
Sanmina Corp.(b)	39,436	1,170,461
Science Applications International Corp.	9,069	725,339
Seagate Technology PLC	79,815	3,609,234
	Shares	Value
Information Technology-(continued)
Skyworks Solutions, Inc.	16,639	$2,422,306
SS&C Technologies Holdings, Inc.	15,057	865,778
SYNNEX Corp.	12,467	1,555,134
Synopsys, Inc.(b)	7,962	1,586,190
TE Connectivity Ltd.	56,069	4,994,066
Teradata Corp.(b)	24,394	512,274
Teradyne, Inc.	10,449	929,543
Texas Instruments, Inc.	84,822	10,819,046
Trimble, Inc.(b)	22,427	998,226
TTM Technologies, Inc.(b)	46,373	570,852
ViaSat, Inc.(b)	11,090	420,976
Visa, Inc., Class A	54,291	10,337,006
Vishay Intertechnology, Inc.	33,196	520,845
Western Digital Corp.	90,638	3,906,498
Western Union Co. (The)	75,338	1,829,207
WEX, Inc.(b)	3,067	485,721
Xerox Holdings Corp.	60,113	1,000,881
Xilinx, Inc.	21,700	2,329,495
Zebra Technologies Corp., Class A(b)	3,924	1,101,663
		592,407,229
Materials-3.80%
Air Products and Chemicals, Inc.	20,701	5,933,528
Albemarle Corp.	15,261	1,258,422
Alcoa Corp.(b)	166,796	2,168,348
Allegheny Technologies, Inc.(b)	34,415	299,066
AptarGroup, Inc.	7,505	864,576
Arconic Corp.(b)	20,165	328,488
Ashland Global Holdings, Inc.	11,489	867,190
Avery Dennison Corp.	11,284	1,278,929
Avient Corp.	19,198	458,832
Axalta Coating Systems Ltd.(b)	37,308	828,238
Ball Corp.	27,368	2,015,106
Berry Global Group, Inc.(b)	37,227	1,860,978
Boise Cascade Co.	13,731	639,727
Cabot Corp.	17,388	634,314
Carpenter Technology Corp.	13,387	299,333
Celanese Corp.	19,515	1,896,858
CF Industries Holdings, Inc.	58,623	1,836,659
Chemours Co. (The)	66,752	1,236,915
Commercial Metals Co.	44,569	921,687
Compass Minerals International, Inc.	9,275	472,468
Constellium SE(b)	57,784	462,850
Corteva, Inc.	170,104	4,858,170
Crown Holdings, Inc.(b)	25,441	1,821,067
Domtar Corp.	39,727	833,870
Dow, Inc.	171,312	7,034,071
DuPont de Nemours, Inc.	306,280	16,379,854
Eastman Chemical Co.	45,412	3,389,098
Ecolab, Inc.	20,094	3,759,185
Element Solutions, Inc.(b)	56,285	611,255
FMC Corp.	9,009	955,404
Freeport-McMoRan, Inc.	378,424	4,889,238
Graphic Packaging Holding Co.	77,828	1,084,922
Greif, Inc., Class A	11,051	384,464
H.B. Fuller Co.	11,752	532,836
Huntsman Corp.	96,241	1,780,458
International Flavors & Fragrances, Inc.	14,394	1,812,924
International Paper Co.	151,766	5,279,939
Linde PLC (United Kingdom)	65,347	16,017,203
Louisiana-Pacific Corp.	23,008	728,663
LyondellBasell Industries N.V., Class A	115,020	7,191,050
Martin Marietta Materials, Inc.	6,448	1,335,897

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Materials-(continued)
Mosaic Co. (The)	164,424	$2,214,791
Newmont Corp.	61,858	4,280,574
Nucor Corp.	112,907	4,736,449
O-I Glass, Inc.	94,820	989,921
Olin Corp.	72,653	816,620
Packaging Corp. of America	20,581	1,978,246
PPG Industries, Inc.	35,867	3,861,082
Reliance Steel & Aluminum Co.	19,319	1,898,285
RPM International, Inc.	17,842	1,455,729
Scotts Miracle-Gro Co. (The)	5,153	817,111
Sealed Air Corp.	36,033	1,285,657
Sherwin-Williams Co. (The)	5,304	3,436,568
Silgan Holdings, Inc.	17,839	682,342
Sonoco Products Co.	24,527	1,269,027
Steel Dynamics, Inc.	69,941	1,917,083
Summit Materials, Inc., Class A(b)	26,953	396,748
Trinseo S.A.	28,216	612,287
United States Steel Corp.(c)	224,306	1,493,878
Vulcan Materials Co.	12,538	1,472,212
Warrior Met Coal, Inc.	55,654	886,012
Westlake Chemical Corp.	10,036	546,962
Westrock Co.	108,674	2,918,984
		147,208,648
Real Estate-3.00%
Alexander & Baldwin, Inc.	27,609	326,338
Alexandria Real Estate Equities, Inc.	9,962	1,768,753
American Campus Communities, Inc.	24,965	889,753
American Homes 4 Rent, Class A	26,944	781,376
American Tower Corp.	20,837	5,446,583
Apartment Investment & Management Co., Class A	19,070	740,297
Apple Hospitality REIT, Inc.	84,360	744,055
AvalonBay Communities, Inc.	15,492	2,372,135
Boston Properties, Inc.	22,063	1,965,593
Brandywine Realty Trust	43,598	472,166
Brixmor Property Group, Inc.	74,104	852,937
Camden Property Trust	11,336	1,029,422
CBRE Group, Inc., Class A(b)	54,826	2,401,927
Colony Capital, Inc.	246,556	473,388
Columbia Property Trust, Inc.	36,478	436,277
CoreCivic, Inc.	66,836	595,509
Corporate Office Properties Trust	21,773	576,549
Cousins Properties, Inc.	15,134	464,916
Crown Castle International Corp.	35,713	5,953,357
CubeSmart	23,476	696,533
CyrusOne, Inc.	10,654	888,757
DiamondRock Hospitality Co.	65,022	300,402
Digital Realty Trust, Inc.	23,878	3,833,374
Diversified Healthcare Trust	149,567	582,563
Douglas Emmett, Inc.	19,489	567,909
Duke Realty Corp.	41,064	1,650,362
EPR Properties	12,993	371,990
Equinix, Inc.	5,671	4,454,457
Equity LifeStyle Properties, Inc.	10,099	689,964
Equity Residential	47,076	2,524,686
Essex Property Trust, Inc.	6,527	1,440,770
Extra Space Storage, Inc.	12,058	1,246,074
Federal Realty Investment Trust	9,087	693,338
Gaming and Leisure Properties, Inc.	23,069	835,328
GEO Group, Inc. (The)	58,922	626,341
Healthcare Realty Trust, Inc.	17,565	514,654
Healthcare Trust of America, Inc., Class A	28,088	775,510
	Shares	Value
Real Estate-(continued)
Healthpeak Properties, Inc.	74,378	$2,029,776
Highwoods Properties, Inc.	18,743	718,607
Host Hotels & Resorts, Inc.	220,270	2,374,511
Howard Hughes Corp. (The)(b)	5,497	292,385
Hudson Pacific Properties, Inc.	22,870	539,046
Invitation Homes, Inc.	53,453	1,593,968
Iron Mountain, Inc.(c)	82,784	2,333,681
JBG SMITH Properties	15,603	452,643
Jones Lang LaSalle, Inc.	10,996	1,087,614
Kilroy Realty Corp.	13,233	771,087
Kimco Realty Corp.	90,218	1,005,931
Lamar Advertising Co., Class A	12,705	835,100
Lexington Realty Trust	50,833	589,663
Life Storage, Inc.	6,286	616,845
Macerich Co. (The)(c)	68,465	522,388
Medical Properties Trust, Inc.	47,830	962,818
Mid-America Apartment Communities, Inc.	13,340	1,589,995
National Retail Properties, Inc.	17,140	607,613
Office Properties Income Trust	15,957	401,319
Omega Healthcare Investors, Inc.	28,636	927,234
Outfront Media, Inc.	40,877	589,038
Paramount Group, Inc.	54,042	385,319
Park Hotels & Resorts, Inc.	77,288	639,172
Pebblebrook Hotel Trust	32,845	348,157
Physicians Realty Trust	26,204	472,720
Piedmont Office Realty Trust, Inc., Class A	29,239	473,964
Prologis, Inc.	54,617	5,757,724
Public Storage	12,921	2,582,649
Rayonier, Inc.	28,007	778,034
Realogy Holdings Corp.	91,672	830,548
Realty Income Corp.	26,840	1,611,742
Regency Centers Corp.	25,089	1,029,402
Retail Properties of America, Inc., Class A	66,120	420,523
RLJ Lodging Trust	71,674	574,109
Ryman Hospitality Properties, Inc.	6,966	223,051
Sabra Health Care REIT, Inc.	33,815	498,433
SBA Communications Corp., Class A	2,579	803,462
Service Properties Trust	78,696	527,263
Simon Property Group, Inc.	45,923	2,863,299
SITE Centers Corp.	59,237	434,207
SL Green Realty Corp.	20,764	965,526
Spirit Realty Capital, Inc.	16,517	569,176
STORE Capital Corp.	20,616	488,393
Sun Communities, Inc.	6,202	929,866
Sunstone Hotel Investors, Inc.	78,662	588,392
Taubman Centers, Inc.	10,838	419,647
UDR, Inc.	27,544	997,093
Uniti Group, Inc.	92,308	913,849
Ventas, Inc.	78,242	3,001,363
VEREIT, Inc.	228,707	1,488,883
VICI Properties, Inc.	50,905	1,105,148
Vornado Realty Trust	31,699	1,094,249
Washington Prime Group, Inc.(c)	305,580	224,265
Weingarten Realty Investors	24,321	414,916
Welltower, Inc.	70,351	3,768,000
Weyerhaeuser Co.	151,174	4,204,149
WP Carey, Inc.	20,346	1,452,094
Xenia Hotels & Resorts, Inc.	36,232	288,407
		115,992,799
Utilities-4.35%
AES Corp. (The)	195,394	2,975,851
ALLETE, Inc.	10,542	625,141

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
Alliant Energy Corp.	35,089	$1,889,543
Ameren Corp.	43,152	3,462,516
American Electric Power Co., Inc.	91,289	7,931,188
American Water Works Co., Inc.	18,188	2,678,547
Atmos Energy Corp.	15,458	1,638,393
Avangrid, Inc.	12,155	605,197
Avista Corp.	15,436	573,139
Black Hills Corp.	10,173	588,610
CenterPoint Energy, Inc.	147,765	2,809,013
CMS Energy Corp.	45,215	2,901,899
Consolidated Edison, Inc.	80,082	6,152,700
Dominion Energy, Inc.	120,569	9,769,706
DTE Energy Co.	36,467	4,216,679
Duke Energy Corp.	178,581	15,132,954
Edison International	74,010	4,120,137
Entergy Corp.	38,475	4,044,877
Essential Utilities, Inc.	16,662	755,622
Evergy, Inc.	46,304	3,001,888
Eversource Energy	50,828	4,578,078
Exelon Corp.	285,089	11,007,286
FirstEnergy Corp.	108,574	3,148,646
Hawaiian Electric Industries, Inc.	22,508	816,140
IDACORP, Inc.	7,937	740,125
MDU Resources Group, Inc.	42,753	896,958
National Fuel Gas Co.	21,273	863,046
New Jersey Resources Corp.	16,642	516,900
NextEra Energy, Inc.	51,094	14,342,086
NiSource, Inc.	71,028	1,736,635
NorthWestern Corp.	9,962	560,462
NRG Energy, Inc.	44,085	1,490,514
OGE Energy Corp.	38,047	1,251,746
ONE Gas, Inc.	8,173	618,696
PG&E Corp.(b)	356,699	3,335,136
Pinnacle West Capital Corp.	23,692	1,968,331
PNM Resources, Inc.	12,959	547,259
Portland General Electric Co.	17,661	779,380
PPL Corp.	191,266	5,091,501
Public Service Enterprise Group, Inc.	112,546	6,295,823
Sempra Energy	41,217	5,129,868
	Shares	Value
Utilities-(continued)
South Jersey Industries, Inc.	17,347	$404,705
Southern Co. (The)	202,855	11,077,911
Southwest Gas Holdings, Inc.	13,112	913,120
Spire, Inc.	9,703	598,287
UGI Corp.	52,933	1,764,786
Vistra Corp.	115,571	2,156,555
WEC Energy Group, Inc.	42,251	4,024,830
Xcel Energy, Inc.	85,878	5,929,017
		168,457,427
Total Common Stocks & Other Equity Interests (Cost $3,703,784,915)		3,873,545,557
Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $1,424,845)	1,424,845	1,424,845
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $3,705,209,760)		3,874,970,402
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.60%
Invesco Private Government Fund, 0.06%(d)(e)(f)	17,606,295	17,606,295
Invesco Private Prime Fund, 0.15%(d)(e)(f)	5,867,592	5,868,765
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,474,797)		23,475,060
TOTAL INVESTMENTS IN SECURITIES-100.65% (Cost $3,728,684,557)		3,898,445,462
OTHER ASSETS LESS LIABILITIES-(0.65)%		(25,314,699)
NET ASSETS-100.00%		$3,873,130,763

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Invesco Ltd.	$1,635,550	$8,830	$(215,369)	$470,628	$(199,405)	$1,700,234	$29,295
Invesco Mortgage Capital, Inc.	113,471	16,871	(16,010)	37,246	(38,501)	113,077	19,028
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2020
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$2,516,296	$40,262,720	$(41,354,171)	$-	$-	$1,424,845	$1,208
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,953,152	45,680,118	(61,026,975)	-	-	17,606,295	2,217
Invesco Private Prime Fund	-	14,443,191	(8,575,223)	263	534	5,868,765	1,134
Total	$37,218,469	$100,411,730	$(111,187,748)	$508,137	$(237,372)	$26,713,216	$52,882

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-3.94%
ANGI Homeservices, Inc., Class A(b)(c)	32,496	$513,112
ATN International, Inc.	15,564	896,953
Bandwidth, Inc., Class A(b)	2,554	369,768
Boingo Wireless, Inc.(b)	26,660	385,237
Boston Omaha Corp., Class A(b)	6,729	106,991
Cable One, Inc.	1,262	2,300,071
Cargurus, Inc.(b)	11,283	325,966
Cars.com, Inc.(b)(c)	227,773	1,849,517
Central European Media Enterprises Ltd., Class A (Czech Republic)(b)	140,613	559,640
Cincinnati Bell, Inc.(b)	165,894	2,490,069
Clear Channel Outdoor Holdings, Inc.(b)	338,569	310,298
Cogent Communications Holdings, Inc.	22,038	1,985,844
comScore, Inc.(b)	147,152	441,456
Consolidated Communications Holdings, Inc.(b)	318,296	2,323,561
Cumulus Media, Inc., Class A(b)(c)	46,372	182,242
DHI Group, Inc.(b)	84,786	211,965
E.W. Scripps Co. (The), Class A	95,087	1,082,090
Emerald Holding, Inc.	41,460	112,771
Entercom Communications Corp., Class A	323,933	453,506
Entravision Communications Corp., Class A	148,804	196,421
Eros International PLC (India)(b)(c)	223,213	633,925
Eventbrite, Inc., Class A(b)(c)	11,261	95,944
Fluent, Inc.(b)	56,533	102,890
Gannett Co., Inc.	408,671	604,833
Glu Mobile, Inc.(b)	35,403	334,204
Gogo, Inc.(b)(c)	92,754	269,914
Gray Television, Inc.(b)	129,461	1,856,471
IDT Corp., Class B(b)	56,217	365,973
iHeartMedia, Inc., Class A(b)(c)	172,899	1,445,436
IMAX Corp.(b)	57,435	648,441
Iridium Communications, Inc.(b)	67,356	1,844,881
Liberty Media Corp.-Liberty Braves, Class A(b)	4,110	77,720
Liberty Media Corp.-Liberty Braves, Class C(b)	16,657	310,653
Liberty TripAdvisor Holdings, Inc., Class A(b)	239,931	595,029
Madison Square Garden Entertainment Corp.(b)	10,548	747,431
Madison Square Garden Sports Corp., Class A(b)	9,522	1,463,436
Marcus Corp. (The)	29,632	409,218
Match Group, Inc.(b)	6,834	701,852
MDC Partners, Inc., Class A(b)	112,548	248,731
Meet Group, Inc. (The)(b)	36,636	228,242
MSG Networks, Inc., Class A(b)	67,432	642,627
National CineMedia, Inc.	156,249	385,935
New York Times Co. (The), Class A	59,997	2,768,262
ORBCOMM, Inc.(b)	110,591	465,588
QuinStreet, Inc.(b)	19,754	230,628
Roku, Inc.(b)	3,399	526,471
Scholastic Corp.	59,637	1,427,113
Shenandoah Telecommunications Co.	25,773	1,295,609
Sirius XM Holdings, Inc.	393,217	2,312,116
Snap, Inc., Class A(b)	72,893	1,634,261
Spok Holdings, Inc.	33,509	335,760
TechTarget, Inc.(b)	8,094	293,731
Tribune Publishing Co.	44,105	430,024
TripAdvisor, Inc.	102,555	2,074,688
TrueCar, Inc.(b)	150,789	566,967
United States Cellular Corp.(b)	50,475	1,497,593
Vonage Holdings Corp.(b)	150,260	1,795,607
WideOpenWest, Inc.(b)	94,095	513,759
World Wrestling Entertainment, Inc., Class A	15,999	745,713
Yelp, Inc.(b)	51,179	1,278,451
	Shares	Value
Communication Services-(continued)
Zillow Group, Inc., Class A(b)	16,267	$1,107,620
Zillow Group, Inc., Class C(b)	36,327	2,484,404
Zynga, Inc., Class A(b)	254,737	2,504,065
		57,399,694
Consumer Discretionary-14.68%
1-800-Flowers.com, Inc., Class A(b)	26,953	761,422
Acushnet Holdings Corp.	38,045	1,447,612
Adtalem Global Education, Inc.(b)	81,300	2,791,842
American Public Education, Inc.(b)	29,697	864,480
America’s Car-Mart, Inc.(b)	4,657	443,160
Ascena Retail Group, Inc.(b)(c)	154,124	110,815
At Home Group, Inc.(b)(c)	187,095	2,323,720
Barnes & Noble Education, Inc.(b)	222,732	472,192
Bassett Furniture Industries, Inc.	32,968	289,129
BBX Capital Corp.	16,544	230,292
Beazer Homes USA, Inc.(b)	126,612	1,416,788
Big 5 Sporting Goods Corp.(c)	118,819	665,386
Biglari Holdings, Inc., Class A(b)	301	95,179
Biglari Holdings, Inc., Class B(b)	2,856	185,440
BJ’s Restaurants, Inc.	28,613	573,977
Blue Apron Holdings, Inc., Class A(b)(c)	65,613	785,388
Boot Barn Holdings, Inc.(b)	28,433	550,463
Boyd Gaming Corp.	84,804	2,007,311
Bright Horizons Family Solutions, Inc.(b)	17,307	1,856,003
Buckle, Inc. (The)(c)	78,392	1,256,624
Build-A-Bear Workshop, Inc.(b)	88,035	207,763
Caesars Entertainment, Inc.(b)	33,107	1,027,972
Caleres, Inc.	186,808	1,178,758
Callaway Golf Co.	72,638	1,383,754
Camping World Holdings, Inc., Class A(c)	67,356	2,466,577
Carriage Services, Inc.	22,161	489,980
Carrols Restaurant Group, Inc.(b)	143,077	878,493
Carvana Co.(b)(c)	1,555	240,947
Cato Corp. (The), Class A	74,897	538,509
Cavco Industries, Inc.(b)	5,290	1,059,746
Century Casinos, Inc.(b)	35,462	142,912
Century Communities, Inc.(b)	42,267	1,505,551
Cheesecake Factory, Inc. (The)(c)	64,484	1,547,616
Chegg, Inc.(b)	14,319	1,159,409
Chewy, Inc., Class A(b)	6,366	334,151
Chico’s FAS, Inc.	680,780	864,591
Children’s Place, Inc. (The)(c)	30,504	744,603
Choice Hotels International, Inc.	11,829	994,109
Churchill Downs, Inc.	10,328	1,430,635
Chuy’s Holdings, Inc.(b)	21,497	342,017
Citi Trends, Inc.	27,213	468,608
Clarus Corp.	15,634	187,295
Collectors Universe, Inc.	10,185	387,641
Columbia Sportswear Co.	20,295	1,539,173
Conn’s, Inc.(b)(c)	149,088	1,484,916
Container Store Group, Inc. (The)(b)(c)	86,983	300,091
Crocs, Inc.(b)	28,263	1,015,772
Culp, Inc.	28,166	312,643
Dave & Buster’s Entertainment, Inc.(c)	33,097	408,417
Del Taco Restaurants, Inc.(b)	96,589	738,906
Denny’s Corp.(b)	33,990	302,001
Despegar.com Corp. (Argentina)(b)	31,825	245,371
Dillard’s, Inc., Class A(c)	46,824	1,102,705
Dine Brands Global, Inc.	16,702	758,772
Dorman Products, Inc.(b)	24,014	1,963,145
Drive Shack, Inc.(b)(c)	229,153	410,184
Duluth Holdings, Inc., Class B(b)	24,785	183,161
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
El Pollo Loco Holdings, Inc.(b)	25,392	$501,746
Ethan Allen Interiors, Inc.	75,288	891,410
Etsy, Inc.(b)	15,066	1,783,513
Everi Holdings, Inc.(b)	58,093	329,968
Express, Inc.(b)	652,481	659,006
Farfetch Ltd., Class A (United Kingdom)(b)(c)	47,517	1,217,861
Fiesta Restaurant Group, Inc.(b)	73,965	479,293
Five Below, Inc.(b)	16,809	1,830,668
Flexsteel Industries, Inc.	19,621	309,423
Floor & Decor Holdings, Inc., Class A(b)	21,240	1,399,716
Fossil Group, Inc.(b)(c)	586,468	1,941,209
Fox Factory Holding Corp.(b)	12,021	1,069,869
Francesca’s Holdings Corp.(b)(c)	77,565	430,486
frontdoor, Inc.(b)	34,731	1,458,528
Funko, Inc., Class A(b)(c)	37,912	210,032
Genesco, Inc.(b)	87,199	1,355,944
Gentherm, Inc.(b)	34,716	1,345,939
Golden Entertainment, Inc.(b)	23,752	203,080
GoPro, Inc., Class A(b)	227,712	1,204,596
Grand Canyon Education, Inc.(b)	33,757	2,995,596
Green Brick Partners, Inc.(b)	34,586	477,287
Groupon, Inc.(b)	70,233	1,078,077
Grubhub, Inc.(b)	39,219	2,833,181
Guess?, Inc.	123,480	1,276,783
Hamilton Beach Brands Holding Co., Class A	24,127	366,730
Haverty Furniture Cos., Inc.	75,532	1,074,065
Helen of Troy Ltd.(b)	14,806	2,787,230
Hibbett Sports, Inc.(b)	59,278	1,374,657
Hilton Grand Vacations, Inc.(b)	102,791	2,086,657
Hooker Furniture Corp.	28,604	612,126
Houghton Mifflin Harcourt Co.(b)	306,789	908,095
Hovnanian Enterprises, Inc., Class A(b)(c)	51,009	1,188,510
Hudson Ltd., Class A(b)	80,169	351,140
Hyatt Hotels Corp., Class A	28,408	1,363,584
Installed Building Products, Inc.(b)	11,331	896,395
iRobot Corp.(b)(c)	27,327	1,986,400
J. Jill, Inc.(b)(c)	318,038	181,791
Jack in the Box, Inc.	23,677	1,944,118
Johnson Outdoors, Inc., Class A	4,608	403,476
K12, Inc.(b)	91,273	4,179,391
Kirkland’s, Inc.(b)(c)	259,373	1,395,427
Lands’ End, Inc.(b)(c)	43,252	372,832
La-Z-Boy, Inc.	61,873	1,760,906
LCI Industries	25,602	3,220,732
LGI Homes, Inc.(b)	15,831	1,806,475
Lindblad Expeditions Holdings, Inc.(b)	13,786	99,949
Liquidity Services, Inc.(b)	42,456	218,648
Lumber Liquidators Holdings, Inc.(b)(c)	94,578	2,110,981
M.D.C. Holdings, Inc.	62,832	2,816,759
M/I Homes, Inc.(b)	56,321	2,344,643
Magnite, Inc.(b)	38,496	231,168
MakeMyTrip Ltd. (India)(b)	26,265	408,946
Malibu Boats, Inc., Class A(b)	10,160	597,205
MarineMax, Inc.(b)	54,826	1,520,873
MasterCraft Boat Holdings, Inc.(b)	26,929	557,430
MercadoLibre, Inc. (Argentina)(b)	1,865	2,097,416
Modine Manufacturing Co.(b)	145,749	792,875
Monarch Casino & Resort, Inc.(b)	7,158	259,048
Monro, Inc.	30,121	1,695,812
Motorcar Parts of America, Inc.(b)	37,476	623,788
Movado Group, Inc.	46,995	453,032
National Vision Holdings, Inc.(b)	57,175	1,829,028
	Shares	Value
Consumer Discretionary-(continued)
Nautilus, Inc.(b)	178,983	$1,866,793
New Home Co., Inc. (The)(b)	41,749	144,452
Noodles & Co.(b)	28,278	196,532
Ollie’s Bargain Outlet Holdings, Inc.(b)	29,127	3,061,248
Overstock.com, Inc.(b)(c)	95,232	7,198,587
Oxford Industries, Inc.	22,536	967,696
Papa John’s International, Inc.	17,643	1,670,263
Party City Holdco, Inc.(b)	821,502	1,347,263
Perdoceo Education Corp.(b)	46,917	675,605
PetMed Express, Inc.(c)	20,199	630,209
Planet Fitness, Inc., Class A(b)	9,375	489,375
Playa Hotels & Resorts N.V.(b)	100,445	364,615
PlayAGS, Inc.(b)	34,553	116,789
Pool Corp.	13,443	4,257,398
Potbelly Corp.(b)	69,597	243,590
Quotient Technology, Inc.(b)	47,161	377,760
RCI Hospitality Holdings, Inc.	9,668	116,789
Red Lion Hotels Corp.(b)(c)	72,106	169,449
Red Robin Gourmet Burgers, Inc.(b)(c)	47,113	411,768
Red Rock Resorts, Inc., Class A	67,235	736,896
Regis Corp.(b)	70,656	542,638
Rent-A-Center, Inc.	73,741	2,132,590
RH(b)(c)	9,814	2,820,838
Rocky Brands, Inc.	12,786	290,882
Ruth’s Hospitality Group, Inc.	26,730	178,957
Scientific Games Corp.(b)	113,763	1,998,816
SeaWorld Entertainment, Inc.(b)	39,814	576,109
Select Interior Concepts, Inc., Class A(b)	49,271	230,588
Shake Shack, Inc., Class A(b)(c)	5,611	272,414
Shoe Carnival, Inc.(c)	18,333	450,075
Shutterstock, Inc.	11,016	598,609
Skyline Champion Corp.(b)	20,587	581,171
Sleep Number Corp.(b)	26,935	1,252,478
Smith & Wesson Brands, Inc.(b)	136,118	3,251,859
Sonos, Inc.(b)	51,565	825,040
Sportsman’s Warehouse Holdings, Inc.(b)	135,676	2,183,027
Stamps.com, Inc.(b)	7,745	2,015,869
Standard Motor Products, Inc.	28,776	1,308,732
Steven Madden Ltd.	55,405	1,173,478
Stitch Fix, Inc., Class A(b)(c)	13,063	289,345
Stoneridge, Inc.(b)	33,378	691,592
Strategic Education, Inc.	9,090	1,147,249
Sturm Ruger & Co., Inc.	22,038	1,793,232
Superior Industries International, Inc.	147,126	220,689
Tailored Brands, Inc.(c)	631,388	191,374
Tempur Sealy International, Inc.(b)	36,307	2,939,052
Texas Roadhouse, Inc.	45,418	2,552,037
Tilly’s, Inc., Class A	73,672	442,769
TopBuild Corp.(b)	22,785	3,005,797
Town Sports International Holdings, Inc.(b)	112,592	47,840
Turtle Beach Corp.(b)	21,425	392,935
Twin River Worldwide Holdings, Inc.	19,554	421,584
Unifi, Inc.(b)	34,488	412,476
Universal Electronics, Inc.(b)	17,086	787,152
Veoneer, Inc. (Sweden)(b)(c)	230,007	2,311,570
Vera Bradley, Inc.(b)	53,180	233,194
Vista Outdoor, Inc.(b)	224,740	3,854,291
Wayfair, Inc., Class A(b)(c)	22,478	5,981,171
Wendy’s Co. (The)	126,306	2,927,773
Weyco Group, Inc.	8,533	157,178
Wingstop, Inc.	6,503	1,016,094
Winnebago Industries, Inc.	23,331	1,409,426

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Wolverine World Wide, Inc.	99,331	$2,387,917
WW International, Inc.(b)	40,739	1,050,251
Wyndham Hotels & Resorts, Inc.	52,866	2,334,563
YETI Holdings, Inc.(b)	11,960	584,724
ZAGG, Inc.(b)(c)	69,099	196,932
Zumiez, Inc.(b)	31,998	739,154
		213,922,274
Consumer Staples-3.35%
Adecoagro S.A. (Brazil)(b)	149,471	624,789
Andersons, Inc. (The)	150,771	2,143,964
Boston Beer Co., Inc. (The), Class A(b)	3,011	2,440,235
Calavo Growers, Inc.	12,516	723,049
Cal-Maine Foods, Inc.(b)	46,924	2,062,075
Central Garden & Pet Co., Class A(b)	73,511	2,547,156
Chefs’ Warehouse, Inc. (The)(b)	30,216	348,390
Coca-Cola Consolidated, Inc.	5,023	1,153,080
Craft Brew Alliance, Inc.(b)(c)	12,082	178,934
elf Beauty, Inc.(b)	15,844	282,974
Energizer Holdings, Inc.	43,452	2,178,249
Farmer Brothers Co.(b)	32,231	160,510
Fresh Del Monte Produce, Inc.	96,334	2,175,222
Freshpet, Inc.(b)	2,900	278,545
Grocery Outlet Holding Corp.(b)	23,705	1,042,783
Herbalife Nutrition Ltd.(b)(c)	83,442	4,275,568
Hostess Brands, Inc.(b)	140,811	1,785,483
Ingles Markets, Inc., Class A	55,012	2,214,233
Inter Parfums, Inc.	9,918	405,547
J&J Snack Foods Corp.	8,841	1,088,592
John B. Sanfilippo & Son, Inc.	12,078	1,064,917
Lancaster Colony Corp.	13,074	2,073,406
Landec Corp.(b)	50,424	476,003
Lifevantage Corp.(b)	14,488	186,026
Limoneira Co.	12,826	172,894
Medifast, Inc.	5,106	853,366
MGP Ingredients, Inc.	12,502	453,448
National Beverage Corp.(b)(c)	13,824	886,810
Natural Grocers by Vitamin Cottage, Inc.	40,093	634,672
New Age Beverages Corp.(b)(c)	61,098	138,692
Pilgrim’s Pride Corp.(b)	112,819	1,731,772
PriceSmart, Inc.	35,512	2,321,419
Revlon, Inc., Class A(b)(c)	17,415	110,063
Seneca Foods Corp., Class A(b)	9,903	388,000
Simply Good Foods Co. (The)(b)	29,659	713,002
SpartanNash Co.	158,459	3,331,600
Tootsie Roll Industries, Inc.(c)	10,625	336,813
Turning Point Brands, Inc.	7,664	251,992
USANA Health Sciences, Inc.(b)	14,109	1,145,369
Village Super Market, Inc., Class A	33,650	849,663
WD-40 Co.	5,175	1,017,146
Weis Markets, Inc.	30,668	1,527,880
		48,774,331
Energy-4.42%
Abraxas Petroleum Corp.(b)	1,057,131	213,540
Amplify Energy Corp.(c)	45,942	56,049
Antero Midstream Corp.(c)	36,538	207,170
Arch Resources, Inc.	36,149	1,121,342
Archrock, Inc.	245,315	1,633,798
Ardmore Shipping Corp. (Ireland)	103,497	425,373
Berry Corp.	113,422	533,650
Bonanza Creek Energy, Inc.(b)	51,391	934,802
Bristow Group, Inc.(b)	17,123	274,139
	Shares	Value
Energy-(continued)
Cactus, Inc., Class A	19,182	$433,897
Callon Petroleum Co.(b)(c)	1,122,500	1,279,650
Centennial Resource Development, Inc., Class A(b)	1,054,755	830,409
ChampionX Corp.(b)	102,365	973,491
Chaparral Energy, Inc., Class A(b)	222,981	86,762
Clean Energy Fuels Corp.(b)	174,125	414,417
CONSOL Energy, Inc.(b)	363,440	2,137,027
Core Laboratories N.V.(c)	84,162	1,795,175
CVR Energy, Inc.	82,984	1,593,293
Denbury Resources, Inc.(b)	2,222,984	56,686
DHT Holdings, Inc.	198,679	1,128,497
Diamond S Shipping, Inc.(b)	106,066	931,259
DMC Global, Inc.	5,853	171,961
Dorian LPG Ltd.(b)	56,114	479,214
Dril-Quip, Inc.(b)	50,946	1,695,992
Equitrans Midstream Corp.	297,347	2,869,399
Evolution Petroleum Corp.	36,480	95,578
Exterran Corp.(b)	101,738	505,638
Forum Energy Technologies, Inc.(b)	572,866	286,777
Frank’s International N.V.(b)	307,821	701,832
FTS International, Inc.(b)	9,653	57,339
GasLog Ltd. (Monaco)	199,901	583,711
Geopark Ltd. (Colombia)(c)	36,489	357,592
Geospace Technologies Corp.(b)	15,821	119,449
Golar LNG Ltd. (Bermuda)(c)	184,635	1,384,762
Green Plains, Inc.(b)	234,395	3,030,727
Gulf Island Fabrication, Inc.(b)	37,725	111,666
Helix Energy Solutions Group, Inc.(b)	294,676	1,234,692
HighPoint Resources Corp.(b)	680,207	245,827
International Seaways, Inc.	80,605	1,392,048
ION Geophysical Corp.(b)(c)	41,439	113,957
KLX Energy Services Holdings, Inc.(b)(c)	31,584	315,840
Kosmos Energy Ltd. (Ghana)	495,387	797,573
Laredo Petroleum, Inc.(b)	45,937	696,405
Liberty Oilfield Services, Inc., Class A	119,631	675,915
Magnolia Oil & Gas Corp., Class A(b)	153,961	920,687
Mammoth Energy Services, Inc.(b)	232,056	322,558
Matador Resources Co.(b)(c)	176,248	1,529,833
Matrix Service Co.(b)	88,776	777,234
Montage Resources Corp.(b)	144,730	620,892
NACCO Industries, Inc., Class A	5,106	111,515
National Energy Services Reunited Corp.(b)	39,219	262,375
Natural Gas Services Group, Inc.(b)	36,947	235,722
Navigator Holdings Ltd.(b)	74,844	571,808
Navios Maritime Acquisition Corp. (Greece)	106,128	488,189
Newpark Resources, Inc.(b)	353,508	668,130
NexTier Oilfield Solutions, Inc.(b)	220,819	556,464
Nine Energy Service, Inc.(b)(c)	105,204	195,679
Noble Corp. PLC(b)(d)	2,848,920	292,014
Nordic American Tankers Ltd.(c)	641,746	2,919,944
Northern Oil and Gas, Inc.(b)	303,199	243,014
Oil States International, Inc.(b)	296,934	1,330,264
Overseas Shipholding Group, Inc., Class A(b)	208,351	481,291
Pacific Ethanol, Inc.(b)(c)	302,111	709,961
Par Pacific Holdings, Inc.(b)	91,758	679,927
Penn Virginia Corp.(b)(c)	36,830	364,985
ProPetro Holding Corp.(b)	148,868	799,421
Renewable Energy Group, Inc.(b)	73,577	2,029,254
REX American Resources Corp.(b)	11,502	783,861
Ring Energy, Inc.(b)(c)	243,521	267,873
RPC, Inc.(b)(c)	219,678	652,444

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Energy-(continued)
SandRidge Energy, Inc.(b)	175,971	$228,762
Scorpio Tankers, Inc. (Monaco)	121,067	1,600,506
SEACOR Holdings, Inc.(b)	32,844	955,103
Select Energy Services, Inc., Class A(b)	115,033	510,747
SFL Corp. Ltd. (Norway)	198,019	1,645,538
SilverBow Resources, Inc.(b)(c)	47,187	168,458
Smart Sand, Inc.(b)(c)	105,204	123,089
Solaris Oilfield Infrastructure, Inc., Class A	18,072	131,203
Talos Energy, Inc.(b)	29,060	197,899
Teekay Corp. (Bermuda)(b)	430,398	1,024,347
Teekay Tankers Ltd., Class A (Bermuda)(b)	97,246	1,455,773
TETRA Technologies, Inc.(b)	457,041	307,634
Tidewater, Inc.(b)	92,754	576,930
US Silica Holdings, Inc.(c)	363,716	1,283,917
VAALCO Energy, Inc.(b)	75,391	86,700
W&T Offshore, Inc.(b)(c)	124,629	281,662
		64,377,927
Financials-15.89%
1st Source Corp.	16,025	530,748
AG Mortgage Investment Trust, Inc.(c)	68,352	190,702
Allegiance Bancshares, Inc.	21,789	531,434
Altabancorp	13,605	255,094
Amalgamated Bank, Class A	16,862	194,756
Ambac Financial Group, Inc.(b)	127,308	1,629,542
Amerant Bancorp, Inc.(b)	23,034	307,504
American National Group, Inc.	18,490	1,361,788
Ameris Bancorp	37,162	857,513
AMERISAFE, Inc.	24,294	1,541,697
Anworth Mortgage Asset Corp.	272,971	494,078
Apollo Commercial Real Estate Finance, Inc.	172,623	1,605,394
Arbor Realty Trust, Inc.(c)	71,614	729,747
Ares Commercial Real Estate Corp.	42,777	390,554
Ares Management Corp., Class A	22,740	908,236
Argo Group International Holdings Ltd.	46,591	1,561,264
Arlington Asset Investment Corp., Class A	66,360	180,499
ARMOUR Residential REIT, Inc.	52,228	487,810
Artisan Partners Asset Management, Inc., Class A	65,566	2,375,456
Atlantic Capital Bancshares, Inc.(b)	20,544	205,440
Atlantic Union Bankshares Corp.	75,051	1,693,901
Axos Financial, Inc.(b)	64,397	1,443,137
B. Riley Financial, Inc.	15,369	392,063
Banc of California, Inc.	65,989	707,402
BancFirst Corp.	15,745	685,852
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	49,914	582,496
Bancorp, Inc. (The)(b)	45,852	432,384
BancorpSouth Bank	111,479	2,333,255
Bank of Marin Bancorp	10,706	336,275
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	63,976	1,665,295
BankFinancial Corp.	13,133	95,740
Banner Corp.	41,908	1,484,800
Benefytt Technologies, Inc.(b)(c)	7,179	221,975
Berkshire Hills Bancorp, Inc.	65,364	651,025
BGC Partners, Inc., Class A	403,454	1,117,568
Blucora, Inc.(b)	49,428	582,756
Boston Private Financial Holdings, Inc.	139,916	823,406
Bridge Bancorp, Inc.	20,144	364,405
Bridgewater Bancshares, Inc.(b)	21,609	200,748
Brightsphere Investment Group, Inc.	94,995	1,276,733
Brookline Bancorp, Inc.	96,289	923,893
	Shares	Value
Financials-(continued)
Bryn Mawr Bank Corp.	23,270	$605,951
Byline Bancorp, Inc.	27,286	353,627
Cadence BanCorp	136,702	1,067,643
Camden National Corp.	16,075	509,417
Cannae Holdings, Inc.(b)	40,669	1,532,408
Capitol Federal Financial, Inc.	191,116	1,844,269
Capstar Financial Holdings, Inc.	17,490	177,523
Capstead Mortgage Corp.	254,206	1,563,367
CBTX, Inc.	15,817	249,750
Central Pacific Financial Corp.	35,338	549,859
Century Bancorp, Inc., Class A	2,463	171,523
Cherry Hill Mortgage Investment Corp.	31,982	295,194
City Holding Co.	15,315	956,575
Civista Bancshares, Inc.	14,508	190,490
CNA Financial Corp.	64,465	2,146,684
Cohen & Steers, Inc.	13,951	839,571
Colony Credit Real Estate, Inc.	160,298	1,009,877
Columbia Financial, Inc.(b)	32,386	389,604
Community Bank System, Inc.	42,207	2,373,300
Community Trust Bancorp, Inc.	20,598	630,505
ConnectOne Bancorp, Inc.	30,833	425,187
Cowen, Inc., Class A	73,834	1,216,046
Credit Acceptance Corp.(b)(c)	5,825	2,725,750
Curo Group Holdings Corp.	37,239	260,301
Customers Bancorp, Inc.(b)	56,755	672,547
CVB Financial Corp.	128,780	2,327,055
Diamond Hill Investment Group, Inc.	4,857	553,844
Dime Community Bancshares, Inc.	52,042	611,233
Donnelley Financial Solutions, Inc.(b)	127,690	1,104,518
Dynex Capital, Inc.	47,168	728,746
Eagle Bancorp, Inc.	39,529	1,189,032
eHealth, Inc.(b)	3,363	232,518
Elevate Credit, Inc.(b)	87,791	169,437
Ellington Residential Mortgage REIT	18,988	209,817
Employers Holdings, Inc.	39,825	1,295,109
Encore Capital Group, Inc.(b)(c)	63,609	2,323,637
Enova International, Inc.(b)	69,597	1,119,816
Enstar Group Ltd. (Bermuda)(b)	12,860	2,159,837
Enterprise Financial Services Corp.	18,227	529,677
Equity Bancshares, Inc., Class A(b)	20,533	290,337
Erie Indemnity Co., Class A	13,821	2,904,069
Evercore, Inc., Class A	40,962	2,265,199
Exantas Capital Corp.(c)	83,292	185,741
EZCORP, Inc., Class A(b)	269,046	1,538,943
FB Financial Corp.	17,721	450,291
FBL Financial Group, Inc., Class A	11,159	388,110
Federal Agricultural Mortgage Corp., Class C	13,645	812,014
FedNat Holding Co.	23,532	220,260
Financial Institutions, Inc.	17,505	258,549
First Bancorp	283,460	1,542,022
First Bancorp/Southern Pines NC	25,773	532,470
First Bancshares, Inc. (The)	9,228	183,729
First Busey Corp.	55,988	957,395
First Business Financial Services, Inc.	7,909	117,607
First Commonwealth Financial Corp.	118,358	931,477
First Financial Bancorp	118,168	1,644,308
First Financial Bankshares, Inc.	56,461	1,689,313
First Financial Corp.	17,556	586,897
First Foundation, Inc.	41,791	642,328
First Internet Bancorp	11,337	166,087
First Interstate BancSystem, Inc., Class A	38,744	1,127,838
First Merchants Corp.	45,693	1,116,280

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
First Midwest Bancorp, Inc.	135,004	$1,638,274
First of Long Island Corp. (The)	22,785	339,724
FirstCash, Inc.	28,588	1,647,812
Flagstar Bancorp, Inc.	51,485	1,615,599
Flushing Financial Corp.	47,115	522,034
Focus Financial Partners, Inc., Class A(b)	16,809	621,093
Franklin Financial Network, Inc.	14,366	379,262
FS Bancorp, Inc.	4,205	159,790
German American Bancorp, Inc.	19,548	555,945
Glacier Bancorp, Inc.	72,897	2,573,993
Granite Point Mortgage Trust, Inc.	61,186	415,453
Great Ajax Corp.	35,423	305,346
Great Southern Bancorp, Inc.	13,212	476,557
Great Western Bancorp, Inc.	89,502	1,163,526
Green Dot Corp., Class A(b)	48,471	2,456,995
Greenhill & Co., Inc.	51,708	619,462
Greenlight Capital Re Ltd., Class A(b)	58,346	376,915
Guaranty Bancshares, Inc.	7,596	205,852
Hallmark Financial Services, Inc.(b)	23,798	67,586
Hamilton Lane, Inc., Class A	2,865	206,968
Hanmi Financial Corp.	61,649	569,020
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	26,015	911,305
HarborOne Bancorp, Inc.	19,539	169,208
HCI Group, Inc.	10,936	487,964
Heartland Financial USA, Inc.	33,440	1,044,666
Heritage Commerce Corp.	49,479	335,468
Heritage Financial Corp.	42,098	796,284
Heritage Insurance Holdings, Inc.	56,400	669,468
Hilltop Holdings, Inc.	99,676	1,940,692
Hingham Institution for Savings (The)	1,174	206,624
Home Bancorp, Inc.	7,858	183,720
HomeStreet, Inc.	29,791	787,674
HomeTrust Bancshares, Inc.	17,353	250,230
Hope Bancorp, Inc.	206,859	1,743,821
Horace Mann Educators Corp.	57,059	2,144,277
Horizon Bancorp, Inc.	33,508	338,766
Houlihan Lokey, Inc.	24,522	1,343,806
Independent Bank Corp.	23,781	1,534,350
Independent Bank Corp.	23,485	327,968
Independent Bank Group, Inc.	26,702	1,173,019
Interactive Brokers Group, Inc., Class A	15,098	748,861
International Bancshares Corp.	68,733	2,090,858
Investors Title Co.	1,591	183,092
James River Group Holdings Ltd.	49,002	2,269,773
Kearny Financial Corp.	87,588	704,208
Kingstone Cos., Inc.	20,457	110,468
Kinsale Capital Group, Inc.	2,878	560,922
KKR Real Estate Finance Trust, Inc.	28,233	470,079
Ladder Capital Corp.	147,170	1,143,511
Lakeland Bancorp, Inc.	58,168	592,150
Lakeland Financial Corp.	21,369	945,792
LendingClub Corp.(b)	93,048	485,711
LendingTree, Inc.(b)(c)	1,372	475,110
Live Oak Bancshares, Inc.	28,947	492,388
MarketAxess Holdings, Inc.	5,106	2,638,270
MBIA, Inc.(b)(c)	218,951	1,753,797
Mercantile Bank Corp.	21,368	454,925
Merchants Bancorp	8,551	157,595
Mercury General Corp.	54,062	2,319,800
Meridian Bancorp, Inc.	41,404	472,213
Meta Financial Group, Inc.	21,922	409,065
	Shares	Value
Financials-(continued)
Metropolitan Bank Holding Corp.(b)	7,007	$207,267
Midland States Bancorp, Inc.	28,784	405,567
MidWestOne Financial Group, Inc.	12,971	234,516
Moelis & Co., Class A	49,428	1,472,460
Morningstar, Inc.	6,918	1,162,501
Mr. Cooper Group, Inc.(b)	129,844	2,120,353
National Bank Holdings Corp., Class A	24,712	686,499
National General Holdings Corp.	110,433	3,753,618
National Western Life Group, Inc., Class A	3,330	648,651
NBT Bancorp, Inc.	51,848	1,544,552
Nelnet, Inc., Class A	32,247	1,870,326
New York Mortgage Trust, Inc.	353,948	927,344
Nicolet Bankshares, Inc.(b)	6,947	389,171
NMI Holdings, Inc., Class A(b)	30,553	474,183
Northeast Bank	8,343	158,851
Northfield Bancorp, Inc.	49,873	479,280
Northrim BanCorp, Inc.	7,824	180,108
Northwest Bancshares, Inc.	176,161	1,735,186
OceanFirst Financial Corp.	47,451	726,949
Ocwen Financial Corp.(b)	191,675	228,093
OFG Bancorp	82,296	1,076,432
On Deck Capital, Inc.(b)	201,187	293,733
Oportun Financial Corp.(b)	11,821	169,040
Oppenheimer Holdings, Inc., Class A	25,676	544,074
Orchid Island Capital, Inc.	72,950	374,963
Origin Bancorp, Inc.	16,923	401,752
Pacific Premier Bancorp, Inc.	102,319	2,149,722
Park National Corp.	17,209	1,475,844
Peapack-Gladstone Financial Corp.	19,028	309,776
PennyMac Financial Services, Inc.	30,715	1,482,306
PennyMac Mortgage Investment Trust	136,488	2,572,799
Peoples Bancorp, Inc.	22,893	459,463
Piper Sandler Cos.	13,011	805,511
PJT Partners, Inc., Class A	4,063	217,492
PRA Group, Inc.(b)	67,208	2,658,748
Preferred Bank	10,833	403,529
Premier Financial Corp.	21,912	387,404
ProSight Global, Inc.(b)	14,817	116,462
Protective Insurance Corp.	9,554	122,291
Provident Financial Services, Inc.	93,069	1,270,392
QCR Holdings, Inc.	12,709	379,745
RBB Bancorp	19,205	245,824
Ready Capital Corp.	49,136	394,071
Redwood Trust, Inc.	170,552	1,216,036
Regional Management Corp.(b)	23,781	361,233
Renasant Corp.	79,173	1,839,189
Republic Bancorp, Inc., Class A	9,961	301,021
Republic First Bancorp, Inc.(b)	71,401	166,364
RLI Corp.	32,780	2,888,901
S&T Bancorp, Inc.	40,298	866,407
Safety Insurance Group, Inc.	18,539	1,402,846
Sandy Spring Bancorp, Inc.	43,904	1,015,060
Seacoast Banking Corp. of Florida(b)	42,915	810,235
ServisFirst Bancshares, Inc.	25,837	945,376
Simmons First National Corp., Class A	99,569	1,651,850
SmartFinancial, Inc.	14,893	212,374
South State Corp.	63,213	3,012,732
Southern First Bancshares, Inc.(b)	6,080	148,352
Southern National Bancorp of Virginia, Inc.	24,190	203,680
Southside Bancshares, Inc.	34,320	950,664
Spirit of Texas Bancshares, Inc.(b)	10,114	117,828
State Auto Financial Corp.	21,996	341,158

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
Sterling Bancorp	27,322	$83,332
Stewart Information Services Corp.	49,826	2,090,201
Stock Yards Bancorp, Inc.	18,133	708,819
StoneX Group, Inc.(b)	20,610	1,081,613
TFS Financial Corp.	28,522	412,999
Third Point Reinsurance Ltd. (Bermuda)(b)	111,274	866,824
Towne Bank	71,663	1,264,135
TPG RE Finance Trust, Inc.	68,924	598,260
Tradeweb Markets, Inc., Class A	15,006	811,374
TriCo Bancshares	26,532	742,896
TriState Capital Holdings, Inc.(b)	25,916	343,387
Triumph Bancorp, Inc.(b)	20,800	544,960
Trupanion, Inc.(b)(c)	6,268	316,973
TrustCo Bank Corp.	133,129	770,817
Trustmark Corp.	96,007	2,162,078
United Community Banks, Inc.	74,526	1,336,251
United Fire Group, Inc.	34,658	879,273
United Insurance Holdings Corp.	38,861	287,571
Universal Insurance Holdings, Inc.	57,728	1,010,817
Univest Financial Corp.	38,322	585,943
Veritex Holdings, Inc.	22,501	376,217
Virtu Financial, Inc., Class A	42,982	1,065,954
Virtus Investment Partners, Inc.	8,149	1,107,612
Walker & Dunlop, Inc.	23,417	1,180,451
Washington Trust Bancorp, Inc.	18,801	626,825
Waterstone Financial, Inc.	32,042	489,602
Watford Holdings Ltd., Class A (Bermuda)(b)	41,211	676,272
WesBanco, Inc.	74,186	1,471,108
Westamerica Bancorporation	21,397	1,291,523
Western Asset Mortgage Capital Corp.(c)	112,400	237,164
Westwood Holdings Group, Inc.	19,223	218,373
White Mountains Insurance Group Ltd.	2,110	1,857,074
WisdomTree Investments, Inc.	211,776	762,394
World Acceptance Corp.(b)(c)	15,711	1,167,327
WSFS Financial Corp.	30,174	860,864
		231,457,414
Health Care-11.84%
ABIOMED, Inc.(b)	9,783	2,934,313
ACADIA Pharmaceuticals, Inc.(b)	8,183	340,167
Acceleron Pharma, Inc.(b)	2,577	255,561
Accuray, Inc.(b)	100,288	223,642
Aclaris Therapeutics, Inc.(b)	100,337	215,725
Acorda Therapeutics, Inc.(b)(c)	589,637	370,764
Addus HomeCare Corp.(b)	5,470	527,363
Adverum Biotechnologies, Inc.(b)	10,908	182,927
Aerie Pharmaceuticals, Inc.(b)(c)	9,301	107,520
Agios Pharmaceuticals, Inc.(b)	11,608	526,075
Aimmune Therapeutics, Inc.(b)(c)	7,240	95,640
Alkermes PLC(b)	79,374	1,429,526
Allogene Therapeutics, Inc.(b)(c)	9,738	357,092
Allscripts Healthcare Solutions, Inc.(b)	365,528	3,289,752
Alnylam Pharmaceuticals, Inc.(b)	9,361	1,364,459
AMAG Pharmaceuticals, Inc.(b)(c)	136,308	1,302,423
Amedisys, Inc.(b)	8,874	2,077,936
American Renal Associates Holdings, Inc.(b)	60,575	390,709
Amicus Therapeutics, Inc.(b)	31,085	449,178
AMN Healthcare Services, Inc.(b)	33,741	1,853,731
Amneal Pharmaceuticals, Inc.(b)	196,660	851,538
Amphastar Pharmaceuticals, Inc.(b)	21,974	439,919
AnaptysBio, Inc.(b)	25,371	455,663
AngioDynamics, Inc.(b)	66,441	548,803
ANI Pharmaceuticals, Inc.(b)	5,787	171,353
	Shares	Value
Health Care-(continued)
Anika Therapeutics, Inc.(b)	11,112	$404,477
Arcus Biosciences, Inc.(b)	9,077	178,635
Arena Pharmaceuticals, Inc.(b)	11,629	713,904
Assembly Biosciences, Inc.(b)	6,600	146,520
Assertio Holdings, Inc.(b)	653,470	588,515
Atara Biotherapeutics, Inc.(b)	24,279	300,817
AtriCure, Inc.(b)	8,094	330,316
Atrion Corp.	539	334,234
Avanos Medical, Inc.(b)	59,448	1,823,270
Avantor, Inc.(b)	90,852	2,006,012
AxoGen, Inc.(b)	9,563	108,731
Bio-Techne Corp.	11,299	3,109,033
BioTelemetry, Inc.(b)	11,283	480,204
Bluebird Bio, Inc.(b)	22,263	1,351,364
Blueprint Medicines Corp.(b)	6,213	454,667
Bruker Corp.	33,517	1,495,529
Cantel Medical Corp.	15,734	743,432
Capital Senior Living Corp.(b)	76,022	49,255
Cardiovascular Systems, Inc.(b)	6,221	189,616
Castlight Health, Inc., Class B(b)	127,154	139,869
Change Healthcare, Inc.(b)	23,781	277,286
Chemed Corp.	4,397	2,164,159
Computer Programs & Systems, Inc.	18,646	460,183
Concert Pharmaceuticals, Inc.(b)	12,066	111,852
CONMED Corp.	14,245	1,175,782
Corcept Therapeutics, Inc.(b)	26,535	396,698
CorVel Corp.(b)	5,106	405,876
Cross Country Healthcare, Inc.(b)	75,876	492,056
CryoLife, Inc.(b)	12,812	248,681
Cyclerion Therapeutics, Inc.(b)	32,247	123,184
Cymabay Therapeutics, Inc.(b)	90,738	322,120
CytomX Therapeutics, Inc.(b)	18,801	131,795
Denali Therapeutics, Inc.(b)	10,181	238,439
DexCom, Inc.(b)	3,363	1,464,721
Dicerna Pharmaceuticals, Inc.(b)	6,614	142,201
Eagle Pharmaceuticals, Inc.(b)	4,778	221,651
Editas Medicine, Inc.(b)(c)	9,128	267,998
Emergent BioSolutions, Inc.(b)	26,522	2,950,307
Enanta Pharmaceuticals, Inc.(b)	11,331	519,526
Endo International PLC(b)	355,481	1,237,074
Ensign Group, Inc. (The)	31,208	1,435,256
Enzo Biochem, Inc.(b)	62,127	147,862
Epizyme, Inc.(b)	8,592	118,913
Evolent Health, Inc., Class A(b)	95,066	1,107,519
Exact Sciences Corp.(b)	7,640	723,890
Exelixis, Inc.(b)	76,119	1,757,588
FibroGen, Inc.(b)	11,629	470,626
Five Prime Therapeutics, Inc.(b)	54,313	320,447
Fluidigm Corp.(b)	36,978	260,325
FONAR Corp.(b)	9,837	242,187
G1 Therapeutics, Inc.(b)	16,758	245,840
Geron Corp.(b)	126,421	201,009
Glaukos Corp.(b)	3,327	145,390
Global Blood Therapeutics, Inc.(b)	7,332	494,763
Globus Medical, Inc., Class A(b)	31,817	1,532,943
GlycoMimetics, Inc.(b)	36,837	145,138
Guardant Health, Inc.(b)	2,172	185,011
Haemonetics Corp.(b)	14,613	1,280,976
Halozyme Therapeutics, Inc.(b)	16,357	444,747
Hanger, Inc.(b)	28,014	489,124
Harvard Bioscience, Inc.(b)	50,675	157,599
HealthEquity, Inc.(b)	9,101	469,248

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
HealthStream, Inc.(b)	17,047	$374,267
Heron Therapeutics, Inc.(b)	15,296	249,172
Heska Corp.(b)	2,313	222,557
HMS Holdings Corp.(b)	57,416	1,866,020
Horizon Therapeutics PLC(b)	55,495	3,395,739
ICU Medical, Inc.(b)	8,717	1,601,574
IDEXX Laboratories, Inc.(b)	11,082	4,407,866
Immunomedics, Inc.(b)	16,976	716,896
Incyte Corp.(b)	29,224	2,886,162
Innoviva, Inc.(b)	35,641	482,757
Inogen, Inc.(b)	10,805	331,714
Inovalon Holdings, Inc., Class A(b)	30,374	714,700
Insmed, Inc.(b)	6,213	162,284
Insulet Corp.(b)	2,146	436,411
Integer Holdings Corp.(b)	23,635	1,554,474
Integra LifeSciences Holdings Corp.(b)	36,480	1,741,920
Intellia Therapeutics, Inc.(b)(c)	15,447	275,111
Intersect ENT, Inc.(b)	6,372	109,535
Intra-Cellular Therapies, Inc.(b)	8,343	165,400
IntriCon Corp.(b)	9,138	98,690
Invacare Corp.	88,941	626,145
Invitae Corp.(b)(c)	7,179	209,627
Ionis Pharmaceuticals, Inc.(b)	19,110	1,099,972
Iovance Biotherapeutics, Inc.(b)	14,592	424,189
Karyopharm Therapeutics, Inc.(b)	10,689	171,558
Lannett Co., Inc.(b)	131,250	780,938
Lantheus Holdings, Inc.(b)	33,592	452,820
LeMaitre Vascular, Inc.	6,792	199,209
LHC Group, Inc.(b)	14,284	2,786,951
Ligand Pharmaceuticals, Inc.(b)(c)	8,171	957,478
LivaNova PLC(b)	30,138	1,402,623
Luminex Corp.	25,160	915,824
MacroGenics, Inc.(b)	24,381	619,277
Madrigal Pharmaceuticals, Inc.(b)(c)	2,401	246,367
Masimo Corp.(b)	11,561	2,544,807
Medpace Holdings, Inc.(b)	9,694	1,156,979
Meridian Bioscience, Inc.(b)	104,386	2,556,413
Merit Medical Systems, Inc.(b)	40,748	1,822,251
Mesa Laboratories, Inc.	798	189,078
Moderna, Inc.(b)(c)	49,637	3,678,102
Momenta Pharmaceuticals, Inc.(b)	12,576	370,866
MyoKardia, Inc.(b)	5,157	464,800
Myriad Genetics, Inc.(b)	106,698	1,287,845
Natera, Inc.(b)	3,612	173,448
National HealthCare Corp.	16,809	997,110
National Research Corp.	5,009	286,465
Natus Medical, Inc.(b)	28,135	522,748
Nektar Therapeutics(b)	97,860	2,168,578
Neogen Corp.(b)	15,476	1,188,093
NeoGenomics, Inc.(b)	11,761	449,623
Neurocrine Biosciences, Inc.(b)	5,271	634,418
Nevro Corp.(b)	2,562	340,644
NextGen Healthcare, Inc.(b)	63,226	924,364
Novocure Ltd.(b)	1,851	140,287
NuVasive, Inc.(b)	28,882	1,650,318
Omnicell, Inc.(b)	14,994	1,053,928
OPKO Health, Inc.(b)(c)	811,867	4,181,115
OraSure Technologies, Inc.(b)	71,764	1,302,517
Orthofix Medical, Inc.(b)	15,936	489,395
Oxford Immunotec Global PLC(b)	15,990	209,149
Pacific Biosciences of California, Inc.(b)	37,725	140,714
Pacira BioSciences, Inc.(b)	10,144	533,676
	Shares	Value
Health Care-(continued)
PDL BioPharma, Inc.(b)	566,276	$1,800,758
Penumbra, Inc.(b)	2,839	630,003
PetIQ, Inc.(b)(c)	9,910	361,616
Phibro Animal Health Corp., Class A	21,761	504,746
Precigen, Inc.(b)(c)	38,158	160,645
Premier, Inc., Class A(b)	61,790	2,160,796
Prestige Consumer Healthcare, Inc.(b)	60,385	2,245,718
Prothena Corp. PLC (Ireland)(b)	24,571	300,749
Providence Service Corp. (The)(b)	18,801	1,523,069
PTC Therapeutics, Inc.(b)	6,991	323,893
Quidel Corp.(b)	8,203	2,317,101
R1 RCM, Inc.(b)	23,729	324,375
RadNet, Inc.(b)	41,799	664,186
REGENXBIO, Inc.(b)	8,785	290,784
Repligen Corp.(b)	7,828	1,181,324
Retrophin, Inc.(b)	20,932	416,128
Rhythm Pharmaceuticals, Inc.(b)	8,103	155,740
Rubius Therapeutics, Inc.(b)(c)	17,929	88,031
Sage Therapeutics, Inc.(b)	11,476	522,961
Sangamo Therapeutics, Inc.(b)	49,975	541,229
Sarepta Therapeutics, Inc.(b)	7,845	1,204,364
SeaSpine Holdings Corp.(b)	9,068	84,967
Seattle Genetics, Inc.(b)	8,343	1,387,191
SIGA Technologies, Inc.(b)	31,736	203,745
Sorrento Therapeutics, Inc.(b)(c)	65,585	585,018
Spectrum Pharmaceuticals, Inc.(b)	124,097	371,050
STAAR Surgical Co.(b)	5,604	326,097
Supernus Pharmaceuticals, Inc.(b)	33,553	747,058
Surgalign Holdings, Inc.(b)	75,978	213,498
Surgery Partners, Inc.(b)	48,074	734,090
SurModics, Inc.(b)	5,370	253,947
Syneos Health, Inc.(b)	44,946	2,804,181
Tabula Rasa HealthCare, Inc.(b)(c)	2,616	147,019
Tactile Systems Technology, Inc.(b)	2,756	112,941
Tandem Diabetes Care, Inc.(b)	2,017	210,696
Taro Pharmaceutical Industries Ltd.(b)	14,817	963,253
Teladoc Health, Inc.(b)	8,996	2,137,720
Tivity Health, Inc.(b)	90,762	1,190,797
TransEnterix, Inc.(b)(c)	113,914	55,636
Triple-S Management Corp., Class B(b)	165,241	3,215,590
Ultragenyx Pharmaceutical, Inc.(b)	9,100	711,256
uniQure N.V. (Netherlands)(b)	2,259	94,268
US Physical Therapy, Inc.	4,866	404,170
Utah Medical Products, Inc.	2,012	163,978
Vanda Pharmaceuticals, Inc.(b)	27,841	280,637
Varex Imaging Corp.(b)	54,504	854,623
Veeva Systems, Inc., Class A(b)	11,831	3,130,128
Vericel Corp.(b)	6,849	112,940
Viking Therapeutics, Inc.(b)	34,778	244,142
Vocera Communications, Inc.(b)	8,900	273,853
West Pharmaceutical Services, Inc.	18,961	5,098,044
Wright Medical Group N.V.(b)	40,215	1,207,254
Xencor, Inc.(b)	12,327	370,919
Zogenix, Inc.(b)	15,867	377,476
Zymeworks, Inc. (Canada)(b)	3,580	109,297
		172,477,822
Industrials-16.96%
AAON, Inc.	11,909	705,608
AAR Corp.	42,383	729,835
ACCO Brands Corp.	248,427	1,619,744
ADT, Inc.(c)	219,158	1,886,950
Advanced Disposal Services, Inc.(b)	81,410	2,455,326

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Advanced Drainage Systems, Inc.	19,477	$954,373
Aegion Corp.(b)	49,769	767,438
Aerojet Rocketdyne Holdings, Inc.(b)	42,587	1,756,714
AeroVironment, Inc.(b)	9,656	739,167
Air Transport Services Group, Inc.(b)	91,430	2,228,149
Alamo Group, Inc.	7,665	790,338
Alaska Air Group, Inc.	48,289	1,663,073
Albany International Corp., Class A	21,375	1,027,710
Allegiant Travel Co.	4,868	545,362
Allied Motion Technologies, Inc.	4,536	171,007
Altra Industrial Motion Corp.	68,352	2,339,689
Ameresco, Inc., Class A(b)	20,348	563,233
American Woodmark Corp.(b)	16,065	1,295,160
Apogee Enterprises, Inc.	44,606	963,044
ArcBest Corp.	97,803	2,972,233
Arcosa, Inc.	62,843	2,653,231
Argan, Inc.	20,474	878,335
Armstrong Flooring, Inc.(b)	110,931	329,465
Armstrong World Industries, Inc.	15,742	1,121,460
Astec Industries, Inc.	29,203	1,299,241
Astronics Corp.(b)	36,492	317,480
Atkore International Group, Inc.(b)	45,299	1,208,124
Atlas Air Worldwide Holdings, Inc.(b)	41,756	2,174,652
Atlas Corp. (Canada)	230,217	1,636,843
Axon Enterprise, Inc.(b)	9,335	776,019
AZZ, Inc.	34,716	1,096,331
Babcock & Wilcox Enterprises, Inc.(b)(c)	72,260	166,198
Barnes Group, Inc.	43,045	1,587,069
Barrett Business Services, Inc.	7,853	413,696
BG Staffing, Inc.	17,805	161,669
Blue Bird Corp.(b)	20,080	251,602
BlueLinx Holdings, Inc.(b)(c)	57,485	788,119
BMC Stock Holdings, Inc.(b)	104,170	2,666,752
Brady Corp., Class A	39,777	1,828,549
BrightView Holdings, Inc.(b)	62,320	755,318
Brink’s Co. (The)	37,228	1,651,062
BWX Technologies, Inc.	35,001	1,908,255
Caesarstone Ltd.	55,027	631,160
CAI International, Inc.(b)	47,934	824,944
Casella Waste Systems, Inc., Class A(b)	14,070	779,619
CBIZ, Inc.(b)	47,697	1,153,313
CECO Environmental Corp.(b)	35,154	235,532
Chart Industries, Inc.(b)	26,241	1,798,296
Cimpress PLC (Ireland)(b)(c)	12,377	1,237,700
CIRCOR International, Inc.(b)	23,131	606,495
Clarivate PLC (United Kingdom)(b)	19,364	535,415
Columbus McKinnon Corp.	24,575	814,170
Comfort Systems USA, Inc.	35,627	1,771,018
Commercial Vehicle Group, Inc.(b)	125,440	293,530
Copa Holdings S.A., Class A (Panama)	11,082	459,238
Cornerstone Building Brands, Inc.(b)	90,072	510,708
Corporacion America Airports S.A. (Argentina)(b)	123,713	338,974
Costamare, Inc. (Monaco)	165,911	754,895
Covenant Logistics Group, Inc., Class A(b)	57,000	960,450
CRA International, Inc.	9,837	410,891
CSW Industrials, Inc.	9,056	604,850
Cubic Corp.	24,878	1,044,876
Daseke, Inc.(b)	84,259	351,360
Douglas Dynamics, Inc.	19,932	704,596
Ducommun, Inc.(b)	14,017	503,911
DXP Enterprises, Inc.(b)	36,131	609,891
	Shares	Value
Industrials-(continued)
Eagle Bulk Shipping, Inc.(b)	162,551	$394,999
Echo Global Logistics, Inc.(b)	81,986	2,054,979
Encore Wire Corp.	24,666	1,237,987
Enerpac Tool Group Corp.	45,294	856,057
Ennis, Inc.	44,638	772,237
EnPro Industries, Inc.	30,255	1,444,071
ESCO Technologies, Inc.	12,962	1,113,954
Evoqua Water Technologies Corp.(b)	43,470	835,928
Exponent, Inc.	11,517	968,119
Federal Signal Corp.	41,921	1,295,778
Forrester Research, Inc.(b)	8,276	290,570
Forward Air Corp.	24,093	1,252,595
Foundation Building Materials, Inc.(b)	50,567	694,285
Franklin Covey Co.(b)	5,655	102,299
Franklin Electric Co., Inc.	30,296	1,637,499
FuelCell Energy, Inc.(b)(c)	60,310	134,491
Gates Industrial Corp. PLC(b)	78,300	825,282
Genco Shipping & Trading Ltd.	52,167	354,214
Generac Holdings, Inc.(b)	25,932	4,086,365
Gibraltar Industries, Inc.(b)	28,027	1,449,556
GMS, Inc.(b)	96,235	2,254,786
Golden Ocean Group Ltd. (Norway)(c)	227,664	874,230
Gorman-Rupp Co. (The)	17,540	530,760
GP Strategies Corp.(b)	19,429	144,357
GrafTech International Ltd.	34,587	209,943
Granite Construction, Inc.	123,169	2,088,946
Great Lakes Dredge & Dock Corp.(b)	91,324	763,469
Griffon Corp.	75,155	1,718,795
H&E Equipment Services, Inc.	77,936	1,370,894
Harsco Corp.(b)	154,893	2,472,092
Hawaiian Holdings, Inc.	35,330	420,074
HC2 Holdings, Inc.(b)(c)	102,460	277,667
Healthcare Services Group, Inc.	73,299	1,919,701
Heartland Express, Inc.	42,773	867,650
HEICO Corp.	8,226	790,683
HEICO Corp., Class A	15,831	1,211,863
Heidrick & Struggles International, Inc.	28,955	585,760
Helios Technologies, Inc.	22,785	861,957
Herc Holdings, Inc.(b)	59,520	1,996,301
Heritage-Crystal Clean, Inc.(b)	13,348	185,938
Herman Miller, Inc.	79,075	1,852,727
Hillenbrand, Inc.	107,190	3,133,164
HNI Corp.	76,078	2,259,517
Hurco Cos., Inc.	12,206	338,594
Huron Consulting Group, Inc.(b)	20,107	959,506
Hyster-Yale Materials Handling, Inc.	28,263	1,054,493
IAA, Inc.(b)	55,777	2,417,933
ICF International, Inc.	15,737	1,063,979
Ingersoll Rand, Inc.(b)	75,361	2,380,654
InnerWorkings, Inc.(b)	82,144	225,896
Insperity, Inc.	33,990	2,272,571
Insteel Industries, Inc.	32,292	601,923
Interface, Inc.	83,049	662,731
JELD-WEN Holding, Inc.(b)	135,854	2,662,738
John Bean Technologies Corp.	14,833	1,390,742
Kadant, Inc.	8,361	907,252
Kaman Corp.	33,124	1,308,067
KAR Auction Services, Inc.	128,427	1,943,101
Kelly Services, Inc., Class A	78,724	1,165,902
Kforce, Inc.	32,496	937,185
Kimball International, Inc., Class B	39,468	431,780
Knoll, Inc.	77,316	905,370

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Korn Ferry	59,062	$1,659,642
Kornit Digital Ltd. (Israel)(b)	4,359	233,599
Kratos Defense & Security Solutions, Inc.(b)	44,070	793,701
Lawson Products, Inc.(b)	3,399	101,562
LB Foster Co., Class A(b)	16,311	229,333
Limbach Holdings, Inc.(b)	34,114	126,904
Lindsay Corp.	8,140	789,336
Luxfer Holdings PLC (United Kingdom)	41,467	526,631
Lydall, Inc.(b)	48,370	783,594
Lyft, Inc., Class A(b)	12,441	363,650
Manitowoc Co., Inc. (The)(b)	79,557	848,078
Marten Transport Ltd.	37,824	1,006,875
Masonite International Corp.(b)	29,704	2,505,532
Matson, Inc.	16,560	603,115
Matthews International Corp., Class A	63,711	1,376,158
Maxar Technologies, Inc.(c)	129,893	2,310,796
McGrath RentCorp	19,532	1,133,247
Mercury Systems, Inc.(b)	12,844	994,511
Mesa Air Group, Inc.(b)	109,378	339,072
Miller Industries, Inc.	20,275	574,796
Mistras Group, Inc.(b)	64,720	228,462
Moog, Inc., Class A	34,443	1,850,278
MSA Safety, Inc.	16,697	1,979,095
Mueller Water Products, Inc., Class A	134,236	1,358,468
MYR Group, Inc.(b)	38,385	1,407,578
National Presto Industries, Inc.	9,349	798,311
NN, Inc.	95,924	504,560
Northwest Pipe Co.(b)	9,918	246,462
NOW, Inc.(b)	347,019	2,734,510
NV5 Global, Inc.(b)(c)	6,644	376,981
Orion Group Holdings, Inc.(b)	63,669	183,367
PAM Transportation Services, Inc.(b)	4,608	129,300
Park Aerospace Corp.	44,843	483,408
Park-Ohio Holdings Corp.	29,193	420,963
Parsons Corp.(b)	15,066	524,749
Patrick Industries, Inc.	28,467	1,820,465
PGT Innovations, Inc.(b)	54,436	929,223
PICO Holdings, Inc.(b)	20,048	162,790
Powell Industries, Inc.	15,435	409,799
Preformed Line Products Co.	5,816	286,496
Primoris Services Corp.	71,525	1,146,546
Proto Labs, Inc.(b)	10,813	1,298,858
Quad/Graphics, Inc.	182,643	568,020
Quanex Building Products Corp.	50,706	712,419
Radiant Logistics, Inc.(b)	99,602	423,309
Raven Industries, Inc.	27,693	598,446
RBC Bearings, Inc.(b)	8,343	1,021,350
Resources Connection, Inc.	61,852	698,928
REV Group, Inc.	76,687	498,466
Rollins, Inc.	44,275	2,320,010
RR Donnelley & Sons Co.	414,711	468,623
Safe Bulkers, Inc. (Greece)(b)	151,426	201,397
Saia, Inc.(b)	22,754	2,717,965
Schneider National, Inc., Class B	83,987	2,110,593
Scorpio Bulkers, Inc.	14,830	217,408
Shyft Group, Inc. (The)	30,045	567,250
Simpson Manufacturing Co., Inc.	24,679	2,383,004
SiteOne Landscape Supply, Inc.(b)	16,481	2,110,062
SkyWest, Inc.	21,607	568,480
SP Plus Corp.(b)	44,448	706,279
Spirit Airlines, Inc.(b)(c)	36,648	579,405
SPX Corp.(b)	24,433	1,026,186
	Shares	Value
Industrials-(continued)
SPX FLOW, Inc.(b)	72,231	$2,895,018
Standex International Corp.	14,817	793,450
Star Bulk Carriers Corp. (Greece)	96,840	674,975
Steelcase, Inc., Class A	153,856	1,650,875
Sterling Construction Co., Inc.(b)	49,926	514,238
Sunrun, Inc.(b)	49,677	1,822,649
Systemax, Inc.	28,304	634,293
Team, Inc.(b)	81,443	321,700
Tennant Co.	13,945	929,016
Tetra Tech, Inc.	26,668	2,364,118
Textainer Group Holdings Ltd. (China)(b)	156,750	1,322,970
Thermon Group Holdings, Inc.(b)	37,704	510,889
Titan International, Inc.	258,363	384,961
Titan Machinery, Inc.(b)	89,180	968,941
TPI Composites, Inc.(b)	29,161	745,938
Transcat, Inc.(b)	6,263	174,738
Trex Co., Inc.(b)	11,412	1,590,034
TriMas Corp.(b)	50,189	1,174,423
TriNet Group, Inc.(b)	33,829	2,232,714
Triumph Group, Inc.	83,191	564,035
TrueBlue, Inc.(b)	149,626	2,308,729
Twin Disc, Inc.(b)	22,033	129,113
UniFirst Corp.	10,207	1,903,401
Universal Logistics Holdings, Inc.	19,797	363,671
Upwork, Inc.(b)	21,141	317,538
US Ecology, Inc.	17,605	610,541
US Xpress Enterprises, Inc., Class A(b)	119,315	1,092,925
USA Truck, Inc.(b)	29,163	284,923
Vectrus, Inc.(b)	20,765	913,452
Veritiv Corp.(b)	69,348	1,061,718
Viad Corp.	23,989	346,881
Vicor Corp.(b)	3,341	272,191
Vivint Solar, Inc.(b)	11,082	225,408
VSE Corp.	10,019	281,834
Wabash National Corp.	165,069	1,880,136
Watts Water Technologies, Inc., Class A	17,296	1,450,961
Welbilt, Inc.(b)	149,460	908,717
Werner Enterprises, Inc.	58,962	2,593,444
Willdan Group, Inc.(b)	7,596	187,317
Willis Lease Finance Corp.(b)	4,223	82,349
WillScot Mobile Mini Holdings Corp.(b)	135,918	2,046,925
Woodward, Inc.	26,727	2,002,921
YRC Worldwide, Inc.(b)(c)	875,268	2,380,729
		246,996,611
Information Technology-16.43%
2U, Inc.(b)	27,349	1,288,001
3D Systems Corp.(b)(c)	81,446	536,729
8x8, Inc.(b)	18,109	287,933
A10 Networks, Inc.(b)	23,215	187,577
Acacia Communications, Inc.(b)	11,570	786,529
ACI Worldwide, Inc.(b)	80,058	2,144,754
ADTRAN, Inc.	107,866	1,339,696
Advanced Energy Industries, Inc.(b)	23,576	1,734,486
Agilysys, Inc.(b)	4,569	95,766
Alarm.com Holdings, Inc.(b)	7,347	514,584
Alpha & Omega Semiconductor Ltd.(b)	47,085	512,756
Altair Engineering, Inc., Class A(b)	8,496	342,389
Alteryx, Inc., Class A(b)	1,810	317,637
Ambarella, Inc.(b)	10,667	483,002
American Software, Inc., Class A	17,849	293,973
Amkor Technology, Inc.(b)	274,246	3,728,374
Amtech Systems, Inc.(b)	25,415	130,887

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Anaplan, Inc.(b)	4,187	$190,132
Applied Optoelectronics, Inc.(b)(c)	55,412	787,405
Arista Networks, Inc.(b)	14,066	3,653,925
Arlo Technologies, Inc.(b)	139,557	588,931
Aspen Technology, Inc.(b)	12,487	1,214,486
Atlassian Corp. PLC, Class A(b)	3,106	548,675
Autodesk, Inc.(b)	8,094	1,913,664
Avalara, Inc.(b)	1,750	235,287
Avid Technology, Inc.(b)	38,373	315,810
Axcelis Technologies, Inc.(b)	30,449	895,810
AXT, Inc.(b)	69,940	335,013
Badger Meter, Inc.	11,829	740,495
Bel Fuse, Inc., Class B	35,982	438,980
Belden, Inc.	64,155	2,027,298
Blackbaud, Inc.	17,738	1,109,335
Blackline, Inc.(b)	4,359	387,559
Bottomline Technologies (DE), Inc.(b)	13,821	667,001
Box, Inc., Class A(b)	18,426	330,747
Brightcove, Inc.(b)	23,033	243,689
Brooks Automation, Inc.	34,570	1,882,336
Cabot Microelectronics Corp.	8,326	1,254,895
CalAmp Corp.(b)	49,248	388,074
Calix, Inc.(b)	36,050	739,385
Cardtronics PLC, Class A(b)	44,448	992,524
Casa Systems, Inc.(b)	66,384	372,414
Cass Information Systems, Inc.	9,685	347,014
Ceragon Networks Ltd. (Israel)(b)(c)	190,868	500,074
Cerence, Inc.(b)	50,238	1,992,439
Ceridian HCM Holding, Inc.(b)	18,869	1,477,254
CEVA, Inc.(b)	10,688	429,658
ChannelAdvisor Corp.(b)	15,066	306,894
Cirrus Logic, Inc.(b)	39,301	2,693,298
Cloudera, Inc.(b)	132,490	1,493,162
Cognex Corp.	39,413	2,635,547
Coherent, Inc.(b)	22,536	3,128,673
Cohu, Inc.	31,641	595,800
CommVault Systems, Inc.(b)	16,062	708,013
Comtech Telecommunications Corp.	29,899	490,942
Cornerstone OnDemand, Inc.(b)	5,508	195,589
Coupa Software, Inc.(b)	2,351	720,464
CSG Systems International, Inc.	29,238	1,231,797
CTS Corp.	25,548	507,383
CyberArk Software Ltd.(b)	6,087	717,292
Daktronics, Inc.	82,545	344,213
Diebold Nixdorf, Inc.(b)	362,428	2,526,123
Digi International, Inc.(b)	33,022	400,227
Diodes, Inc.(b)	39,739	2,044,572
DocuSign, Inc.(b)	3,771	817,666
Dolby Laboratories, Inc., Class A	32,877	2,288,239
Dropbox, Inc., Class A(b)	29,621	673,878
DSP Group, Inc.(b)	14,104	209,444
Eastman Kodak Co.(b)(c)	161,147	3,521,062
Ebix, Inc.(c)	22,844	503,824
Elastic N.V.(b)	2,865	275,584
Endurance International Group Holdings, Inc.(b)	179,922	1,020,158
Enphase Energy, Inc.(b)	3,063	184,883
Entegris, Inc.	41,108	2,956,076
Envestnet, Inc.(b)	14,049	1,140,779
EPAM Systems, Inc.(b)	11,217	3,253,827
ePlus, Inc.(b)	18,649	1,390,096
EVERTEC, Inc.	32,017	994,128
Evo Payments, Inc., Class A(b)	10,487	237,950
	Shares	Value
Information Technology-(continued)
Exela Technologies, Inc.(b)	444,627	$226,893
ExlService Holdings, Inc.(b)	17,935	1,148,916
Extreme Networks, Inc.(b)	89,502	407,234
Fabrinet (Thailand)(b)	30,255	2,197,421
Fair Isaac Corp.(b)	3,097	1,360,171
FARO Technologies, Inc.(b)	11,331	677,934
FireEye, Inc.(b)	62,380	941,938
Fitbit, Inc., Class A(b)	251,688	1,646,040
Five9, Inc.(b)	3,285	396,894
ForeScout Technologies, Inc.(b)	6,328	183,449
FormFactor, Inc.(b)	40,979	1,181,834
Fortinet, Inc.(b)	17,873	2,471,836
Globant S.A. (Argentina)(b)	5,503	951,689
GoDaddy, Inc., Class A(b)	39,084	2,746,824
GreenSky, Inc., Class A(b)(c)	28,014	158,139
GTT Communications, Inc.(b)(c)	52,665	331,789
Guidewire Software, Inc.(b)	14,719	1,731,838
Hackett Group, Inc. (The)	21,038	290,114
Harmonic, Inc.(b)	70,470	393,223
HubSpot, Inc.(b)	2,159	506,523
I3 Verticals, Inc., Class A(b)	4,290	103,732
Ichor Holdings Ltd.(b)	21,162	694,537
II-VI, Inc.(b)	65,862	3,340,521
Immersion Corp.(b)	17,463	117,875
Infinera Corp.(b)	143,001	1,128,278
Inphi Corp.(b)	7,066	923,244
InterDigital, Inc.	35,737	2,144,935
IPG Photonics Corp.(b)	23,454	4,198,501
Itron, Inc.(b)	28,288	1,967,713
Ituran Location and Control Ltd. (Israel)	18,168	240,363
j2 Global, Inc.(b)	33,087	1,876,695
Kimball Electronics, Inc.(b)	32,023	425,265
Knowles Corp.(b)	114,700	1,750,322
Kulicke & Soffa Industries, Inc. (Singapore)	54,048	1,280,938
Lattice Semiconductor Corp.(b)	29,448	915,538
Limelight Networks, Inc.(b)	48,721	305,481
Littelfuse, Inc.	14,981	2,661,375
LivePerson, Inc.(b)	10,782	463,410
LiveRamp Holdings, Inc.(b)	41,893	1,909,064
LogMeIn, Inc.	35,839	3,075,345
Lumentum Holdings, Inc.(b)	23,615	2,192,180
MACOM Technology Solutions Holdings, Inc.(b)	28,185	1,191,098
MagnaChip Semiconductor Corp. (South Korea)(b)	34,737	395,307
Manhattan Associates, Inc.(b)	15,985	1,531,203
ManTech International Corp., Class A	20,758	1,444,342
MAXIMUS, Inc.	43,829	3,252,550
MaxLinear, Inc.(b)	39,717	1,006,826
Methode Electronics, Inc.	46,164	1,301,825
MicroStrategy, Inc., Class A(b)	6,456	800,028
Mimecast Ltd.(b)	3,470	162,847
MobileIron, Inc.(b)	31,354	195,335
MoneyGram International, Inc.(b)(c)	316,854	1,102,652
MongoDB, Inc.(b)	1,620	371,110
Monolithic Power Systems, Inc.	8,321	2,205,148
MTS Systems Corp.	24,922	462,303
NeoPhotonics Corp.(b)	46,731	425,719
Net 1 UEPS Technologies, Inc. (South Africa)(b)(c)	116,409	365,524
NETGEAR, Inc.(b)	49,992	1,537,254
NetScout Systems, Inc.(b)	99,543	2,534,365
New Relic, Inc.(b)	7,222	512,112

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
NIC, Inc.	44,231	$969,544
nLight, Inc.(b)	17,885	414,395
Novanta, Inc.(b)	9,536	988,692
Nutanix, Inc., Class A(b)	16,547	367,178
NVE Corp.	3,522	191,033
Okta, Inc.(b)	2,558	565,267
OneSpan, Inc.(b)	23,301	725,593
Onto Innovation, Inc.(b)	15,816	598,161
OSI Systems, Inc.(b)	16,062	1,139,760
Pagseguro Digital Ltd., Class A (Brazil)(b)	38,492	1,471,549
Palo Alto Networks, Inc.(b)	8,171	2,091,122
PAR Technology Corp.(b)(c)	4,913	151,124
Paycom Software, Inc.(b)	2,735	777,752
Paylocity Holding Corp.(b)	1,862	248,018
PC Connection, Inc.	21,032	919,098
PDF Solutions, Inc.(b)	17,373	427,028
Pegasystems, Inc.	5,853	684,157
Perficient, Inc.(b)	16,878	661,786
Photronics, Inc.(b)	114,168	1,356,316
Plantronics, Inc.	102,834	2,055,652
Power Integrations, Inc.	10,506	1,282,047
Progress Software Corp.	19,548	681,443
Proofpoint, Inc.(b)	5,980	691,707
PTC, Inc.(b)	23,283	1,992,093
Pure Storage, Inc., Class A(b)	60,391	1,078,583
Q2 Holdings, Inc.(b)	2,644	248,668
QAD, Inc., Class A	4,249	167,878
Qualys, Inc.(b)	6,351	784,221
Radware Ltd. (Israel)(b)	20,745	530,035
Rambus, Inc.(b)	93,457	1,379,425
Rapid7, Inc.(b)	3,579	213,201
RealPage, Inc.(b)	23,092	1,455,027
Ribbon Communications, Inc.(b)	116,485	512,534
RingCentral, Inc., Class A(b)	2,091	606,955
Rogers Corp.(b)	15,637	1,863,774
SailPoint Technologies Holding, Inc.(b)	21,042	662,823
ScanSource, Inc.(b)	77,885	1,787,461
Semtech Corp.(b)	33,219	1,851,295
ServiceNow, Inc.(b)	6,174	2,711,621
Silicom Ltd. (Israel)(b)(c)	7,463	281,131
Silicon Laboratories, Inc.(b)	18,801	1,889,689
SMART Global Holdings, Inc.(b)	20,280	565,609
SolarEdge Technologies, Inc.(b)	6,891	1,206,614
SolarWinds Corp.(b)(c)	29,694	545,182
Splunk, Inc.(b)	12,966	2,720,526
SPS Commerce, Inc.(b)	9,040	679,537
Square, Inc., Class A(b)	22,488	2,920,067
StarTek, Inc.(b)	21,213	103,519
StoneCo Ltd., Class A (Brazil)(b)	10,913	520,659
Stratasys Ltd.(b)(c)	73,238	1,097,105
SunPower Corp.(b)(c)	53,970	503,540
SVMK, Inc.(b)	11,280	270,494
Switch, Inc., Class A	9,512	171,121
Sykes Enterprises, Inc.(b)	60,613	1,664,433
Synaptics, Inc.(b)	32,880	2,631,058
Synchronoss Technologies, Inc.(b)(c)	77,819	256,803
Telenav, Inc.(b)	23,646	122,605
TESSCO Technologies, Inc.	39,334	242,297
Trade Desk, Inc. (The), Class A(b)	2,303	1,039,390
TTEC Holdings, Inc.	13,251	628,892
Tucows, Inc., Class A(b)(c)	5,853	354,165
Twilio, Inc., Class A(b)	4,588	1,272,803
	Shares	Value
Information Technology-(continued)
Tyler Technologies, Inc.(b)	7,138	$2,550,050
Ubiquiti, Inc.	1,371	254,046
Ultra Clean Holdings, Inc.(b)	48,714	1,465,804
Unisys Corp.(b)	153,703	1,827,529
Universal Display Corp.	5,143	897,196
Upland Software, Inc.(b)	3,114	107,184
Varonis Systems, Inc.(b)	2,616	283,444
Veeco Instruments, Inc.(b)	48,796	659,722
Verint Systems, Inc.(b)	45,444	2,039,981
VeriSign, Inc.(b)	13,445	2,846,038
Verra Mobility Corp.(b)	35,733	365,549
Viavi Solutions, Inc.(b)	96,419	1,333,475
Virtusa Corp.(b)	23,879	969,487
Vishay Precision Group, Inc.(b)	12,136	308,861
VMware, Inc., Class A(b)(c)	16,513	2,315,288
Wix.com Ltd. (Israel)(b)	1,755	509,792
Workday, Inc., Class A(b)	11,845	2,142,997
Xperi Holding Corp.	203,109	3,745,330
Yext, Inc.(b)	8,625	145,072
Zendesk, Inc.(b)	6,982	636,409
Zix Corp.(b)	14,886	105,914
Zscaler, Inc.(b)	2,768	359,425
Zuora, Inc.(b)	12,338	143,614
		239,399,986
Materials-5.59%
Advanced Emissions Solutions, Inc.(c)	14,117	58,727
AdvanSix, Inc.(b)	118,143	1,470,880
American Vanguard Corp.	32,180	433,143
Balchem Corp.	13,393	1,342,782
Century Aluminum Co.(b)	180,651	1,573,470
Clearwater Paper Corp.(b)	76,133	2,810,830
Cleveland-Cliffs, Inc.(c)	473,977	2,455,201
Coeur Mining, Inc.(b)	233,523	1,851,837
Contura Energy, Inc.(b)	128,263	509,204
Eagle Materials, Inc.	29,405	2,359,163
Ferro Corp.(b)	120,781	1,411,930
Ferroglobe PLC(b)	240,270	116,531
Flotek Industries, Inc.(b)	246,068	339,574
Forterra, Inc.(b)	24,647	320,165
FutureFuel Corp.	55,481	731,240
GCP Applied Technologies, Inc.(b)	95,370	2,176,343
Gold Resource Corp.	45,286	198,806
Hawkins, Inc.	13,912	716,885
Haynes International, Inc.	25,149	461,736
Hecla Mining Co.	613,486	3,386,443
Ingevity Corp.(b)	34,400	2,011,712
Innospec, Inc.	20,544	1,544,293
Intrepid Potash, Inc.(b)	190,682	172,777
Kaiser Aluminum Corp.	18,710	1,159,085
Koppers Holdings, Inc.(b)	41,289	1,039,244
Kraton Corp.(b)	135,521	1,782,101
Kronos Worldwide, Inc.	53,989	606,836
Livent Corp.(b)	123,764	776,000
LSB Industries, Inc.(b)	120,468	126,491
Materion Corp.	26,805	1,539,143
McEwen Mining, Inc. (Canada)(b)	252,443	348,371
Mercer International, Inc. (Germany)	99,701	742,772
Minerals Technologies, Inc.	54,657	2,562,320
Myers Industries, Inc.	54,097	814,701
Neenah, Inc.	22,818	1,017,911
NewMarket Corp.	5,535	2,074,573
Nexa Resourses S.A. (Peru)(c)	44,448	279,578

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Materials-(continued)
Olympic Steel, Inc.	42,715	$451,925
Orion Engineered Carbons S.A. (Luxembourg)	123,219	1,256,834
PH Glatfelter Co.	97,123	1,547,169
PQ Group Holdings, Inc.(b)	52,914	649,255
Quaker Chemical Corp.	5,168	1,002,592
Rayonier Advanced Materials, Inc.	379,851	1,105,366
Resolute Forest Products, Inc.(b)	310,814	941,766
Royal Gold, Inc.	27,765	3,885,157
Ryerson Holding Corp.(b)	99,504	560,208
Schnitzer Steel Industries, Inc., Class A	114,241	2,102,034
Schweitzer-Mauduit International, Inc., Class A	58,655	1,908,047
Sensient Technologies Corp.	49,876	2,604,026
Southern Copper Corp. (Peru)	68,434	2,991,250
Stepan Co.	21,741	2,374,117
SunCoke Energy, Inc.	248,825	793,752
Tecnoglass, Inc.	21,083	104,361
TimkenSteel Corp.(b)	180,398	662,061
Tredegar Corp.	44,039	699,339
Tronox Holdings PLC, Class A	226,730	1,727,683
UFP Technologies, Inc.(b)	5,549	239,384
Universal Stainless & Alloy Products, Inc.(b)	14,520	104,399
US Concrete, Inc.(b)	40,993	1,017,446
Valhi, Inc.	8,062	81,991
Valvoline, Inc.	116,623	2,393,104
Venator Materials PLC(b)	154,848	267,887
Verso Corp., Class A	164,656	2,010,450
W.R. Grace & Co.	40,819	1,882,981
Worthington Industries, Inc.	72,932	2,729,115
		81,416,497
Real Estate-5.58%
Acadia Realty Trust	94,746	1,140,742
Agree Realty Corp.	18,308	1,226,087
Alexander’s, Inc.	2,234	562,499
Altisource Portfolio Solutions S.A.(b)	30,018	403,142
American Assets Trust, Inc.	32,698	882,846
American Finance Trust, Inc.	167,046	1,220,271
Americold Realty Trust	70,714	2,853,310
Armada Hoffler Properties, Inc.	40,713	392,473
Ashford Hospitality Trust, Inc.(c)	37,334	146,349
Bluerock Residential Growth REIT, Inc.	44,259	320,435
Braemar Hotels & Resorts, Inc.	111,551	272,184
Brookfield Property REIT, Inc., Class A(c)	135,582	1,574,107
BRT Apartments Corp.	17,058	176,039
CareTrust REIT, Inc.	52,128	939,347
CatchMark Timber Trust, Inc., Class A	59,506	580,779
CBL & Associates Properties, Inc.(b)(c)	1,876,298	342,987
Cedar Realty Trust, Inc.	140,064	113,942
Chatham Lodging Trust	100,299	522,558
City Office REIT, Inc.	45,693	395,244
Community Healthcare Trust, Inc.	6,617	302,595
CorEnergy Infrastructure Trust, Inc.	15,618	136,814
CorePoint Lodging, Inc.	146,538	819,147
CoreSite Realty Corp.	15,115	1,950,591
CTO Realty Growth, Inc.	4,508	178,697
Cushman & Wakefield PLC(b)	160,279	1,714,985
Easterly Government Properties, Inc.	47,934	1,171,986
EastGroup Properties, Inc.	16,638	2,207,197
Empire State Realty Trust, Inc., Class A	187,798	1,239,467
Equity Commonwealth	85,774	2,707,885
Essential Properties Realty Trust, Inc.	26,682	429,580
Farmland Partners, Inc.(c)	52,226	360,882
First Industrial Realty Trust, Inc.	69,776	3,064,562
	Shares	Value
Real Estate-(continued)
Forestar Group, Inc.(b)	12,090	$209,278
Four Corners Property Trust, Inc.	33,171	835,909
Franklin Street Properties Corp.	208,810	1,096,252
Front Yard Residential Corp.	91,509	793,383
Getty Realty Corp.	29,399	871,092
Gladstone Commercial Corp.	33,646	612,357
Gladstone Land Corp.	15,042	241,875
Global Medical REIT, Inc.	12,261	145,783
Global Net Lease, Inc.	100,446	1,672,426
Hersha Hospitality Trust	120,813	575,070
Independence Realty Trust, Inc.	83,241	957,272
Industrial Logistics Properties Trust	57,007	1,203,418
Innovative Industrial Properties, Inc.(c)	1,460	152,176
Investors Real Estate Trust	19,803	1,431,757
iStar, Inc.	48,039	557,733
Jernigan Capital, Inc.	15,770	220,938
Kennedy-Wilson Holdings, Inc.	123,491	1,832,606
Kite Realty Group Trust	177,225	1,749,211
LTC Properties, Inc.	30,753	1,142,474
Mack-Cali Realty Corp.	137,346	1,980,529
Marcus & Millichap, Inc.(b)	20,929	570,106
Monmouth Real Estate Investment Corp.	63,446	915,526
National Health Investors, Inc.	27,427	1,700,474
National Storage Affiliates Trust	24,030	740,605
New Senior Investment Group, Inc.	208,150	707,710
Newmark Group, Inc., Class A	130,353	530,537
NexPoint Residential Trust, Inc.	9,837	376,069
One Liberty Properties, Inc.	18,369	311,722
Pennsylvania REIT(c)	359,642	424,378
PotlatchDeltic Corp.	65,583	2,807,608
Preferred Apartment Communities, Inc., Class A	156,249	1,129,680
PS Business Parks, Inc.	12,150	1,676,092
QTS Realty Trust, Inc., Class A	28,297	2,035,969
RE/MAX Holdings, Inc., Class A	16,224	525,171
Redfin Corp.(b)	16,560	688,565
Retail Opportunity Investments Corp.	135,333	1,471,070
Retail Value, Inc.	18,591	235,362
Rexford Industrial Realty, Inc.	37,396	1,754,994
RMR Group, Inc. (The), Class A	10,005	287,744
RPT Realty	134,925	839,234
Saul Centers, Inc.	13,739	421,925
Seritage Growth Properties, Class A(b)(c)	41,110	382,734
St. Joe Co. (The)(b)	28,512	587,632
STAG Industrial, Inc.	71,459	2,329,563
Summit Hotel Properties, Inc.	194,027	1,005,060
Tanger Factory Outlet Centers, Inc.(c)	243,263	1,564,181
Tejon Ranch Co.(b)	20,399	292,726
Terreno Realty Corp.	25,662	1,559,223
UMH Properties, Inc.	32,444	399,061
Universal Health Realty Income Trust	4,403	306,361
Urban Edge Properties	125,531	1,315,565
Urstadt Biddle Properties, Inc., Class A	36,729	360,311
Washington REIT	88,986	1,989,727
Whitestone REIT	65,065	429,429
		81,303,382
Utilities-1.31%
American States Water Co.	17,949	1,379,919
Atlantic Power Corp.(b)	215,732	422,835
Atlantica Sustainable Infrastructure PLC (Spain)	83,624	2,506,211
California Water Service Group	35,569	1,667,119
Chesapeake Utilities Corp.	13,074	1,104,622

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
Clearway Energy, Inc., Class A	37,024	$848,220
Clearway Energy, Inc., Class C	79,886	1,960,402
Consolidated Water Co. Ltd. (Cayman Islands)	12,938	158,749
Genie Energy Ltd., Class B	17,079	138,852
MGE Energy, Inc.	26,064	1,728,825
Middlesex Water Co.	8,654	554,375
Northwest Natural Holding Co.	29,585	1,582,502
Ormat Technologies, Inc.	23,047	1,371,297
Otter Tail Corp.	41,755	1,597,129
SJW Group	18,941	1,183,055
Spark Energy, Inc., Class A	20,885	157,682
Unitil Corp.	17,000	733,550
		19,095,344
Total Common Stocks & Other Equity Interests (Cost $1,537,955,441)		1,456,621,282
Money Market Funds-0.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(e)(f) (Cost $862,274)	862,274	862,274
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $1,538,817,715)		1,457,483,556
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.32%
Invesco Private Government Fund, 0.06%(e)(f)(g)	69,031,716	$69,031,716
Invesco Private Prime Fund, 0.15%(e)(f)(g)	23,009,290	23,013,891
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $92,044,252)		92,045,607
TOTAL INVESTMENTS IN SECURITIES-106.37% (Cost $1,630,861,967)		1,549,529,163
OTHER ASSETS LESS LIABILITIES-(6.37)%		(92,793,629)
NET ASSETS-100.00%		$1,456,735,534

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$533,547	$8,043,934	$(7,715,207)	$-	$-	$862,274	$350
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	82,213,293	93,926,209	(107,107,786)	-	-	69,031,716	6,638
Invesco Private Prime Fund	-	38,137,786	(15,126,307)	1,355	1,057	23,013,891	3,493
Total	$82,746,840	$140,107,929	$(129,949,300)	$1,355	$1,057	$92,907,881	$10,481

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dynamic Market ETF
Investments in Securities
Common Stocks & Other Equity Interests	$126,564,342	$-	$-	$126,564,342
Money Market Funds	145,294	1,520,817	-	1,666,111
Total Investments	$126,709,636	$1,520,817	$-	$128,230,453
Invesco FTSE RAFI US 1000 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,873,545,557	$-	$-	$3,873,545,557
Money Market Funds	1,424,845	23,475,060	-	24,899,905
Total Investments	$3,874,970,402	$23,475,060	$-	$3,898,445,462
Invesco FTSE RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,456,329,268	$-	$292,014	$1,456,621,282
Money Market Funds	862,274	92,045,607	-	92,907,881
Total Investments	$1,457,191,542	$92,045,607	$292,014	$1,549,529,163
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.